Registration No. 333-78269
                                                              File No. 811-09333

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                              [   ]


Post-Effective Amendment No. 4                                             [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]


Amendment No. 5                                                            [X]


                     OPPENHEIMER MAIN STREET SMALL CAP FUND
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                     (Exact Name of Registrant as Specified in Charter)

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                       6803 S. Tucson Way, Englewood, Colorado 80112
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                    (Address of Principal Executive Offices) (Zip Code)

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                                 (303) 768-3200
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                    (Registrant's Telephone Number, including Area Code)

                                  Andrew J. Donohue, Esq.
                                   OppenheimerFunds, Inc.
                   Two World Trade Center, New York, New York 10048-0203
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                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately  upon filing  pursuant to paragraph (b)
[X] On December 8, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] On __________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On __________ pursuant to paragraph (a)(2)


of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Main Street(R) Small Cap Fund


Prospectus dated December 8, 2000

                                          Oppenheimer Main Street Small Cap Fund
                                          is a mutual  fund that  seeks  capital
                                          appreciation  to make your  investment
                                          grow.  It  emphasizes  investments  in
                                          common  stocks of  companies  having a
                                          small market capitalization.
                                             This Prospectus  contains important
                                          information     about    the    Fund's
                                          objective,  its  investment  policies,
                                          strategies and risks. It also contains
                                          important information about how to buy
                                          and sell  shares of the Fund and other
                                          account  features.  Please  read  this
                                          Prospectus carefully before you invest
                                          and keep
As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.



                                                (logo) OppenheimerFunds

CONTENTS


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                    ABOUT THE FUND

                    The Fund's Investment Objective and Strategies Main Risks of Investing In the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Web Site
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights
--------------------------------------------------------------------------------

ABOUT THE FUND

The Fund's Investment Objective and Strategies

What Is the Fund's Investment Objective?  The Fund seeks capital appreciation.

What DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of small-capitalization U.S. companies that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks and other equity securities of "growth" and/or "value" companies having a small market capitalization. These may include small, unseasoned companies. A "value" investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A "growth" investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

      The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $2.5 billion. Over time, the Fund may change the range of assets it uses to define "small-cap" issuers, as market conditions change. The Fund's investment program is more fully explained in "About the Fund's Investments," below.

What is "Market Capitalization"?
-------------------------------------------------------------------------------
     In general, the market capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.
-------------------------------------------------------------------------------

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO  BUY OR  SELL?  In
selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

o Multi-factor quantitative models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including the 1000 stocks that follow the largest 1000 stocks in order of market capitalization, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
o Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o Judgment: The portfolio is then continuously re-balanced by the portfolio managers, based upon the quantitative tools and quantitative factors described above.

      In seeking broad diversification of the Fund's portfolio, the portfolio managers currently search primarily for the following characteristics (although these may vary over time and in different cases):

o    Companies with a small market capitalization, primarily under $2.5 billion.

o Companies with financial characteristics attractive to our quantitative models.

o Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

      The portfolio managers employ a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits a material decrease in revenue and earnings growth, they will consider selling the stock. In addition, if the reason that the portfolio managers originally purchased the stock of a particular company materially changes then they may also decide to sell the stock.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund focusing on small-cap stocks. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the Fund may be appropriate for part of a retirement plan's investments. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. The Fund's net asset values per share will fluctuate as the values of the Fund's portfolio securities change.

      The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. The Fund currently focuses its stock investments in U.S. issuers and accordingly will be affected primarily by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. Also, securities of small-cap companies may have more volatile prices than stocks of medium and large-size companies.

      At times, the Manager may increase the Fund's emphasis of its investments in a particular industry or sector. To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

SPECIAL RISKS OF SMALL-CAP STOCKS. The Fund invests mainly in stock of small-cap companies, which generally are newer companies. While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Small-cap stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. That increases the Fund's potential for losses. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      In the short term, the stock market and small-cap stocks can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-producing investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than a large capitalization stock fund or a balanced fund.

--------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

The Fund's Past Performance

Because the Fund commenced operations on July 2, 1999, calendar year performance information for 1999 is not included in this Prospectus. To obtain the Fund's performance information, you can either contact the Transfer Agent at the toll-free telephone number on the back cover of this Prospectus to request the Fund's annual report or visit the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal period ended June 30, 2000 except that the numbers for Class N shares, which is a new class of shares, are based on the Fund's anticipated expenses for Class N shares during the upcoming year.


Shareholder Fees (charges paid directly from your investment):

                                   Class A  Class B  Class C  Class N Class Y
                                    Shares   Shares   Shares  Shares   Shares
 ------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on
 purchases (as % of offering        5.75%     None     None    None     None
 price)
 ------------------------------------------------------------------------------

 Maximum Deferred Sales Charge
 (Load)
 (as % of the lower of the          None1     5%2      1%3      1%4     None
 original offering
 price or redemption proceeds)

 ------------------------------------------------------------------------------

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4. A contingent deferred sales charge applies to shares redeemed within 18 months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                  Class A  Class B  Class C  Class N  Class Y
                                   Shares   Shares   Shares   Shares   Shares
 ------------------------------------------------------------------------------

 Management Fees                   0.74%    0.74%    0.74%    0.74%    0.74%

 ------------------------------------------------------------------------------

 Distribution and/or Service       0.25%    1.00%    1.00%    0.50%     N/A
 (12b-1) Fees

 ------------------------------------------------------------------------------

 Other Expenses                    0.51%    0.47%    0.47%    0.51%    0.44%

 ------------------------------------------------------------------------------

 Total Annual Operating Expenses   1.50%    2.21%    2.21%    1.75%    1.18%

 ------------------------------------------------------------------------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses that the Fund pays.
-------------------------------------------------------------------------------

Examples. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:


 If shares are              1 Year        3 Years       5 Years     10 Years(1)
 redeemed:
 ------------------------------------------------------------------------------
 Class A Shares              $719         $1,022        $1,346       $2,263
 ------------------------------------------------------------------------------
 Class B Shares              $724          $991         $1,385       $2,201
 ------------------------------------------------------------------------------
 Class C Shares              $324          $691         $1,185       $2,544
 ------------------------------------------------------------------------------

 Class N Shares              $278          $551          $949        $2,062

 ------------------------------------------------------------------------------
 Class Y Shares              $120          $375          $649        $1,432


 If shares are not          1 Year        3 Years       5 Years     10 Years(1)
 redeemed:
 ------------------------------------------------------------------------------
 Class A Shares              $719         $1,022        $1,346       $2,263
 ------------------------------------------------------------------------------
 Class B Shares              $224          $691         $1,185       $2,201
 ------------------------------------------------------------------------------
 Class C Shares              $224          $691         $1,185       $2,544
 ------------------------------------------------------------------------------

 Class N Shares              $178          $551          $949        $2,062

 ------------------------------------------------------------------------------
 Class Y Shares              $120          $375          $649        $1,432

------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N Shares contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. 1 Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUNDS' PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Small-Cap Stocks.  The Fund invests mainly in a diversified  portfolio of common stocks of smaller companies to seek capital appreciation. Small-cap growth companies could include, for example, companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. They may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Small-cap value companies are those companies believed to be undervalued by the marketplace. Current examples may include consumer and retail stocks.

      The definition of small capitalization issuers used by the Manager is based on the current market capitalization measurement used by Lipper Analytical Services, Inc., an independent mutual fund rating company. The range of assets can change and the Manager may choose another basis for determining its definition of "small cap."

--------------------------------------------------------------------------------
         What is a "small cap" issuer? Small cap issuers are those issuers having a market capitalization of up to $2.5 billion.
--------------------------------------------------------------------------------

Investing in Small, Unseasoned Companies. The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Because these companies have a limited operating history and may be more dependent on the efforts of individual managers, their securities may have limited liquidity and their prices may be very volatile. The Fund currently does not intend to invest more than 20% of its net assets in these securities.

      Newer growth companies typically retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time after the Fund buys their stock. However, the Fund does not have current income as a goal.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective, however, it is not expected to have a portfolio turnover rate in excess of 150% annually. Portfolio turnover affects brokerage costs the Fund pays and high portfolio turnover (for example over 100%) can increase the costs the Fund pays and reduce the performance of the Fund. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is. The Board of Trustees recently requested shareholder approval to eliminate or change certain fundamental investment restrictions of the Fund. For further information regarding these proposals, please see the section "Investment Restrictions" in the Fund's Statement of Additional Information.

Other Investment Strategies. To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Investments. The Fund's investments are not limited only to small-cap issuers. Under normal market conditions, up to 35% of the assets of the Fund can be invested in securities of mid-size and large capitalization companies, if the Manager believes they offer opportunities for growth.

Other Equity  Securities.  Equity  securities  include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Special Risks of Initial Public Offerings  (IPOs).  The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Risks of Foreign Investing. The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. The Fund does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

   o Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be highly-rated commercial paper and money market instruments, U.S. government securities, and repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has been an investment adviser since January 1960. The Manager (including subsidiaries and an affiliate) managed more than $ 125 billion in assets as of November 30, 2000, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


Portfolio Managers. The portfolio managers of the Fund are Charles Albers and Mark Zavanelli. Mr. Albers is a Vice President of the Fund, a Senior Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds. Mr. Zavanelli is an Assistant Vice President of the Fund and of the Manager. Prior to joining the Manager in April 1998, Mr. Albers was a portfolio manager at Guardian Investor Services (from 1972), the investment management subsidiary of The Guardian Life Insurance Company. Before joining the Manager in April 1998, Mr. Zavanelli was President of Waterside Capital Management, a registered investment advisor (from August 1995), and a financial research analyst for Elder Research (from June 1997).



Advisory Fees.  Under  the  Investment  Advisory  Agreement,  the Fund  pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million; 0.66% of the next $200 million; and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended June 30, 2000 was 0.74% of average annual net assets for each class of shares.



A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

BuyingShares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

BuyingShares Through the Distributor.  Complete an OppenheimerFunds  New Account
      Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

   o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

   o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

   o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.

     o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

   o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and exchanges that operate on holidays and weekends, the values of the Fund's foreign investments might change significantly on days when investors cannot buy or redeem Fund shares.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

BuyingThrough a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

--------------------------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans.) The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares. Class N shares are offered only through retirement plans that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or that have assets of $500,000 or more or 100 or more eligible plan participants. Non-retirement plan investors cannot buy Class N shares directly.

Class Y  Shares.  Class Y  shares  are  offered  only to  certain  institutional investors that have special agreements with the Distributor.
--------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C to the Statement of
      Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

 Amount of Purchase       Front-End Sales  Front-End Sales
                                           Charge As a
                          Charge As a      Percentage of     Commission As
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
------------------------------------------------------------------------------
$25,000 or more but            5.50%             5.82%            4.75%
less than $50,000
------------------------------------------------------------------------------
$50,000 or more but            4.75%             4.99%            4.00%
less than $100,000
------------------------------------------------------------------------------
$100,000 or more but           3.75%             3.90%            3.00%
less than $250,000
------------------------------------------------------------------------------
$250,000 or more but           2.50%             2.56%            2.00%
less than $500,000
------------------------------------------------------------------------------
$500,000 or more but           2.00%             2.04%            1.60%
less than $1 million
------------------------------------------------------------------------------

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of Additional Information. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1 That commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption of Class C shares of one or more Oppenheimer funds held by the plan for more than one year.

      If you redeem any of those shares within an 18 month "holding period" measured from the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
      (2) the original net asset value of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of the end of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.   shares   acquired  by   reinvestment   of  dividends   and  capital   gains
     distributions,

2.    shares held for over 6 years, and

3.    shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

 Years Since Beginning of Month in      Contingent Deferred Sales Charge on
 Which                                  Redemptions in That Year
 Purchase Order was Accepted            (As % of Amount Subject to Charge)
 ------------------------------------------------------------------------------
 0 - 1                                  5.0%
 ------------------------------------------------------------------------------
 1 - 2                                  4.0%
 ------------------------------------------------------------------------------
 2 - 3                                  3.0%
 ------------------------------------------------------------------------------
 3 - 4                                  3.0%
 ------------------------------------------------------------------------------
 4 - 5                                  2.0%
 ------------------------------------------------------------------------------
 5 - 6                                  1.0%
 ------------------------------------------------------------------------------
 6 and following                        None
 ------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares you hold convert, a prorated portion of your Class B shares that were acquired by the reinvesting of dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months form the end of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.   shares   acquired  by   reinvestment   of  dividends   and  capital   gains
     distributions,

   2. shares held for over 12 months, and

   3. shares held the longest during the 12-month period.


WHO CAN BUY CLASS N SHARES? Class N shares are offered only through retirement plans that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or that have assets of $500,000 or more or 100 or more eligible participants. Non-retirement plan investors cannot buy Class N shares directly.

      A contingent deferred sales charge of 1.00% will be imposed if:

o The retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and you redeem your shares within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o With respect to an individual retirement plan, you redeem your shares within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges in plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Denver) and the special account features applicable to purchasers of those other classes of described elsewhere in this prospectus do not apply to Class N shares. Instructions for purchasing redeeming, exchanging or transferring Class N shares must be submitted by the plan, not by plan participants for whose benefit the shares are held.


WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors cannot buy Class Y shares directly.

     An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% and increase Class N expenses by up to 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.


      The Distributor currently pays a sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. In cases where the Distributor is the broker of record for Class B and Class C shares, i.e.
      shareholder directly invests in the Fund without the assistance of a broker, the Distributor will retain the asset-based sales charge and service fee for Class B and Class C shares.


      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

   o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
   o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs, rollover IRAs and Education IRAs.

SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.

403(b)(7)  Custodial  Plans.  These  are tax  deferred  plans for  employees  of
     eligible  tax-exempt   organizations,   such  as  schools,   hospitals  and
     charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o You wish to redeem more than $100,000 and receive a check o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement o Shares are being transferred to a Fund account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,

o     a foreign bank that has a U.S. correspondent bank,

o a U.S. registered dealer or broker in securities, municipal securities or government securities, or

o a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan  Accounts.  There are  special  procedures  to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOWDO YOU SELL SHARES BY MAIL? Write a letter of instructions  that includes:  o
   Your name o The Fund's name o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

--------------------------------------------------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
Requests by mail:                        OppenheimerFunds Services
OppenheimerFunds Services                10200 E. Girard Avenue, Building D
P.O. Box 5270                            Denver, Colorado 80231
Denver, Colorado 80217-5270
--------------------------------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o To redeem shares through a service representative, call 1.800.852.8457 o To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits On Amounts Redeemed By Telephone?
o Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

o Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

   If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmission by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if:

The retirement plan is terminated or Class N shared of all Oppenheimer funds are terminated as an investment optiono of the plan and you redeem your shares within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o With respect to an individual retirement plan, you redeem your shares within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o the amount of your account value represented by an increase in net asset value over the initial purchase price,

o shares purchased by the reinvestment of dividends or capital gains distributions, or

o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for the holding period that applies to that class, and (3) shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales change holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o Shares of the fund selected for exchange must be available for sale in your state of residence.
   o The prospectus of both funds must offer the exchange privilege.
   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificate with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange request from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.
   o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
   o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so, by applicable law, but it may impose changes at any time for emergency purposes.
   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine and consistent with adopted procedures.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income annually and to pay dividends to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividend or Capital Gains. You can elect to reinvest one type of distribution (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.


      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

FINANCIAL HIGHLIGHTS

The Financial Highlights Table is presented to help you understand the Fund's financial performance over the fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuring reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

                                                                    CLASS A                CLASS B
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
====================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.06)                  (.11)
 Net realized and unrealized gain                                      4.85                   4.81
                                                                     -------------------------------
 Total income from investment operations                               4.79                   4.70
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.77                 $14.68
                                                                     ===============================

====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.98%                 47.08%

====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                          $141,721                $99,060
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $ 75,295                $51,951
 Ratios to average net assets:(3)
 Net investment loss                                                  (0.82)%                (1.53)%
 Expenses                                                              1.50%                  2.21%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%




1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS Continued


                                                                    CLASS C                CLASS Y
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.10)                  (.04)
 Net realized and unrealized gain                                      4.80                   4.88
                                                                     --------------------------------
 Total income from investment operations                               4.70                   4.84
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.68                 $14.82
                                                                     ================================

=====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.08%                 48.48%

=====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                           $43,695                     $1
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $21,984                     $1
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                  (1.54)%                (0.37)%
 Expenses                                                              2.21%                  1.18%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%



1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on
Oppenheimer Main Street(R) Small Cap Fund:

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

 -----------------------------------------------------------------------------

 By Telephone:                          Call OppenheimerFunds Services
                                        toll-free:
                                        1.800.525.7048

 -----------------------------------------------------------------------------
 By Mail:                               Write to:
                                        OppenheimerFunds Services
                                        P.O. Box 5270
                                        Denver, Colorado 80217-5270
 -----------------------------------------------------------------------------
 On the Internet:                       You can send us a request by e-mail
                                        or read or down-load documents on
                                        the OppenheimerFunds web site:
                                        http://www.oppenheimerfunds.com
 -----------------------------------------------------------------------------

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                         The Fund's shares are distributed by:

SEC File No. 811-09333                   (logo) OppenheimerFunds
PR0847.001.1200                          Distributor, Inc.
Printed on recycled paper.

Oppenheimer Main Street(R)Small Cap Fund
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional Information dated December 8, 2000


      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 30, 2000. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Trustees and Officers..............................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

Appendix A: Ratings Definitions........................................ A-1
Appendix B: Industry Classifications................................... B-1
Appendix C: Special Sales Charge Arrangements and Waivers.............. C-1

ABOUT THE FUND


Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Small-Cap Equity Securities. The Fund focuses its investments in equity securities of small cap growth and/or undervalued companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization of up to $2.5 billion.

      The Fund can also hold a portion of its assets in securities of issuers having a larger market capitalization. Although under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities having small market capitalization, at times, in the Manager's view, the market may favor or disfavor securities of issuers of a particular capitalization range. Therefore the Fund may focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

      Current income is not a criterion used to select portfolio securities. However, certain debt securities may be selected for the Fund's portfolio for defensive purposes (including debt securities that the Manager believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities."

            |_| Over-the-Counter Securities. Securities of small capitalization issuers may be traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That can affect the price the Fund is able to obtain when it wants to sell a security.

      Small-cap companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more. As noted below, the Fund limits its investments in unseasoned small cap issuers.

            |_| Convertible Securities. While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible debt securities than in the case of non-convertible fixed debt income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They can include securities that are investment grade or below investment grade. Securities that are below investment grade (whether they are rated by a nationally-recognized rating organization or are unrated securities that the Manager deems to be below investment grade) have greater risks of default than investment grade securities. Additionally, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

            |_| Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

            |_| Preferred Stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |X| Foreign Securities. Although the Fund intends to focus its investments in U.S. securities, it can purchase equity securities issued or guaranteed by foreign companies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;

o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);

o     transaction charges for currency exchange;

o     lack of public information about foreign issuers;

o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

o     less volume on foreign exchanges than on U.S. exchanges;

o     greater volatility and less liquidity on foreign markets than in the U.S.;

o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;

o     greater difficulties in commencing lawsuits;

o     higher brokerage commission rates than in the U.S.;

o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

o    possibilities in some countries of  expropriation,  confiscatory  taxation,
     political,   financial  or  social   instability   or  adverse   diplomatic
     developments; and

o     unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

            |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

            |_| Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

            o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values.
            o vendors the Fund depends on to carry out its business, such as its custodian bank (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
            o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager has upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund does not expect to have a portfolio turnover rate of more than 150% annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund from time to time can employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      |X| Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They might have a limited trading market, which could adversely affect the Fund's ability to dispose of them and could reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently does not intend to invest more than 20% of its net assets in those securities.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (the Board may increase that limit to 15%). There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The  Fund  can  also  acquire   restricted   securities   through  private
placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 10% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.


      |X| Borrowing for Leverage. The Fund has the ability to borrow from banks and/or affiliated investment companies on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may borrow only from banks and/or affiliated investment companies. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time. The Fund's policy on borrowing is a fundamental policy.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree. The use of escrow or other collateral arrangements in connection with the Fund's policy on borrowing or hedging instruments is permitted.


      |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
         |_|      sell futures contracts,
         |_|      buy puts on futures or on securities, or
|_| write covered calls on securities or futures. Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
         |_|      buy futures, or
         |_|      buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund cannot purchase securities on margin. However, the Fund can make margin deposits in connection with any of the hedging instruments permitted by any of its other policies.


           |_| Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices (these are called "stock index futures"), (2) other broadly-based securities indices (these are referred to as "financial futures") and (3) foreign currencies (these are referred to as "forward contracts").


      A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.


            |_| Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

            |_| Writing Covered Call Options. The Fund can write (that is, sell) calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.


      When the Fund writes a call, it receives cash (a premium). In writing calls on a security, the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it also receives a premium. If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets on its books. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.


            |_| Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.


      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.


            |_| Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.


      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.
      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.


            |_| Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.


      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.


            |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.


      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.


            |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.


      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.

      Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.


            |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.


      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.


            |_| Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.


      Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

     Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     |X| Temporary Defensive Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can buy:

|_| high-quality (rated in the top rating categories of nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,

|_| commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,

|_| debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,

|_|  preferred stocks,

|_| certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and

|_|  repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.


     |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      o The Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt securities or similar evidences of indebtedness,
(c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements.

      o The Fund cannot borrow other than from banks and/or affiliated investment companies and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing).

      o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

      o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate.

      o The Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

      o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         As a non-fundamental investment policy, the Fund can invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund. This non-fundamental policy that permits the Fund to invest its assets in an open-end management investment company would permit the fund to adopt a "fund-of-funds" or "master-feeder" structure. This could enable the Fund to take advantage of potential operational and cost efficiencies in either a fund-of-funds or master-feeder structure. The Fund has no present intention of adopting a fund-of-funds or master-feeder structure. If it did so, the Prospectus and this Statement of Additional Information would be revised accordingly.


  ----------------------------------------------------------------------------
        Unless  the  Prospectus  or this  Statement  of  Additional  Information
  Oppenheimer Senior Floating Rate Fund states that a percentage restriction applies on an on-going basis, it Oppenheimer Strategic Income Fund applies only at the time the Fund makes an investment. The Fund need not Oppenheimer Total Return Fund, Inc sell securities to meet the percentage limits if the value of the Oppenheimer Variable Account Funds investment increases in proportion to the size of the Fund. Panorama Series Fund, Inc.

        For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. That is not a fundamental policy.

How the Fund is Managed

  Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1999.

        The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

        |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently offers five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares:

  o     has its own dividends and distributions,
  o pays certain expenses which may be different for the different classes,
  o     may have a different net asset value,
  o may have separate voting rights on matters in which interests of one class are different from interests of another class, and
  o     votes as a class on matters that affect that class alone.

        Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

        The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.


        |X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.


        Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.


        |X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.


        The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
  Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

  Trustees and Officers of the Fund. The Trustees and officers of the Fund and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds2:


  Oppenheimer Cash Reserves
  Oppenheimer Champion Income Fund
  Oppenheimer Capital Income Fund
  Oppenheimer High Yield Fund
  Oppenheimer International Bond Fund
  Oppenheimer Integrity Funds
  Oppenheimer Limited-Term Government Fund
  Oppenheimer Main Street Funds, Inc.
  Oppenheimer Main Street Opportunity Fund
  Oppenheimer Municipal Fund
  Oppenheimer Real Asset Fund
  Oppenheimer Senior Floating Rate Fund
  Oppenheimer Strategic Incone Fund
  Oppenheimer Total Return Fund, Inc.
  Oppenheimer Variable Account Funds
  Panorama Series Fund, Inc.
  Centennial America Fund,m L.P.
  Centennial California Tax Exempt Trust
  Centennial Government Trust
  Centennial Money Market Trust
  Centennial New York Tax Exempt Trust
  Centennial Tax Exempt Trust

      Ms. Macaskill and Messrs. Swain, Bishop, Wixted, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of October 24, 2000, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue are trustees of that plan.


James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 67.
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, a wholly-owned subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc., a transfer agent subsidiary of the Manager.

Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).


William L. Armstrong, Trustee, Age: 63.
11 Carriage Lane, Littleton, Colorado 80121

Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Frontier Real Estate, Inc. (residential real estate brokerage) (since 1994), Frontier Title (title insurance agency) (since 1995), Great Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991); formerly Director of International Family Entertainment (television channel) (1992 -
1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995); formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Trustee, Age: 69.
10369 Clayton Road, St. Louis, Missouri 63131
Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds), formerly, until March 2000, Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly, until March 1999, Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); until March 1999, Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); until March 2000, a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64.
9224 Bauer Ct., Lone Tree, Colorado 80124
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (from September 1987) and Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds, Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice President (since February 1992), Treasurer (since July
1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Edward L. Cameron, Trustee, Age: 62.
Spring Valley Road, Morristown, New Jersey 07960
Formerly  (from  1974-1999)  a  partner  with   PricewaterhouseCoopers  LLC  (an
accounting firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry Services Group (from 1994-1998).


Jon S. Fossel, Trustee, Age: 58.
P.O. Box 44, Mead Street, Waccabuc, New York 10597

Formerly (until October 1995) Chairman and a director of the Manager; President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee, Age: 60.
4975 Lakeshore Drive, Littleton, Colorado 80123

Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age: 71.
44 Portland Drive, St. Louis, Missouri 63131
Formerly a director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age: 78.
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).


Robert M. Kirchner, Trustee, Age: 79.
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Trustee, Age: 58.
87 Ely Road, Longmeadow, MA  01106
Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank (formerly Springfield Institution for Savings) (1993-1999); Executive Vice President (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Office of Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990-1993); Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies).


Charles Albers, Vice President and Portfolio Manager, Age: 59.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since April 1998) of the Manager; a Certified Financial Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1972 - April 1998).

Mark Zavanelli, Assistant Vice President and Portfolio Manager; Age: 29. Two World Trade Center, 34th Floor, New York, New York 10048 Assistant Vice President (since May 1998) of the Manager; a Chartered Financial Analyst; an officer and portfolio manager of another Oppenheimer fund. Prior to joining the Manager in May 1998 he was President of Waterside Capital Management, a registered investment advisor (August 1995 - April 1998) and a financial research analyst for Elder Research (June 1997 - April 1998).

Andrew J. Donohue, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager;; Executive Vice President (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation, (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.


Brian W. Wixted,  Treasurer and Principal Financial and Accounting Officer, Age:
41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).


Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.

      |_| Remuneration of Trustees. The officers of the Fund and three Trustees of the Fund (Ms. Macaskill and Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended June 30, 2000. The compensation from all of the Denver-based Oppenheimer funds represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1999.

-------------------------------------------------------------------------------

Trustee's Name                    Aggregate            Total Compensation
                                 Compensation        from all Denver-Based
and Position1                     from Fund            Oppenheimer Funds2

-------------------------------------------------------------------------------
William L. Armstrong                   $ 29                   $14,542
-------------------------------------------------------------------------------
Robert G. Avis                         $ 74                   $67,998
-------------------------------------------------------------------------------

William A. Baker3                    $ 74                   $67,998

-------------------------------------------------------------------------------
George Bowen                         $ 41                   $23,879
-------------------------------------------------------------------------------
Edward L. Cameron                    $12                     $2,430
-------------------------------------------------------------------------------
Jon. S. Fossel
Review Committee Member              $ 76                   $66,586
-------------------------------------------------------------------------------
Sam Freedman
Review Committee Member              $ 81                   $73,998
-------------------------------------------------------------------------------
Raymond J. Kalinowski
Audit Committee Member               $ 79                   $73,248
-------------------------------------------------------------------------------

C. Howard Kast                       $ 87                   $78,873
Chairman, Audit and Review
Committees

-------------------------------------------------------------------------------
Robert M. Kirchner
Audit Committee Member               $ 76                   $69,248
-------------------------------------------------------------------------------

Ned M. Steel3                        $ 74                   $67,998

-------------------------------------------------------------------------------

1. On November 7, 2000, shareholders elected the current Board and an additional Trustee, F. William Marshall, Jr.

2. For the 1999 calendar year.

3. Effective July 1, 2000, Messrs. Baker and Steel resigned as Trustees of the Fund and have been appointed to the positions of "Trustee Emeritus."


      |_|  Deferred  Compensation  Plan.  The Board of  Trustees  has  adopted a
 Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustee's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |_| Major Shareholders. As of October 24, 2000, the only person who owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive E., 3rd Floor, Jacksonville, Florida 32246, who owned 456,237.380 Class B shares (representing approximately 6.64% of the Fund's then-outstanding Class B shares), for the sole benefit of its customers. The Manager is the sole shareholder of the Fund's Class Y shares.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.


         |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.


      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating  fee,  by  electronic  request  at  the  following  E-mail  address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |_| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

          ---------------------------------------------------------
                                        Management Fees Paid to
              Fiscal Year Ended:        OppenheimerFunds, Inc.
          ---------------------------------------------------------
                  06/30/001                   $ 1,011,905
          ---------------------------------------------------------
      1. For the period from 08/2/99 (commencement of operations).

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of Fund assets made with due care and in good faith.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      ---------------------------------------------------------------------
      Fiscal Year Ended 06/30:   Total Brokerage Commissions Paid by the
                                                  Fund2
      ---------------------------------------------------------------------
               20001                           $ 604,2413
      ---------------------------------------------------------------------
      1. For the period from 08/2/99 (commencement of operations).
      2. Amounts do not include spreads or concessions on principal transactions on a net trade basis. 3. In the fiscal year ended 06/30/00, the amount of transactions directed to brokers for research services was $5,073,569 and the amount of the commissions paid to broker-dealers for those services was $10,551.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

           Aggregate
           Front-End   Class A       Commissions    Commissions  Commissions
 Fiscal    Sales       Front-End     on Class       on Class     on Class
 Year      Charges     Sales         A Shares       B Shares     C Shares
 Ended     on Class A  Charges       Advanced by    Advanced by  Advanced by
 06/30:    Shares      Retained by   Distributor1   Distributor1 Distributor1
                       Distributor
 ------------------------------------------------------------------------------
   2000    $1,326,477    $ 409,675     $ 107,654    $ 2,005,132    $ 218,672
 ------------------------------------------------------------------------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


             Class A Contingent    Class B Contingent    Class C Contingent
 Fiscal Year Deferred Sales        Deferred Sales        Deferred Sales
 Ended 06/30 Charges               Charges               Charges
             Retained by           Retained by           Retained by
             Distributor           Distributor           Distributor
 ------------------------------------------------------------------------------
    2000              $0                  $65,916               $9,376
 ------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees3, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates, in their sole discretion, from time to time, and may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan.

    While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2000 payments made under the Class A Plan totaled $193, 207, all of which was paid by the Distributor to recipients. That included $16,523 paid to an affiliate of the Distributors parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.


    The Class B, Class C and the Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advanced service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B and Class C shares, i.e. shareholder without the services of a broker directly invests in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B and Class C shares.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.


    The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,

o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

o employs personnel to support distribution of Class B, Class C and Class N shares, and o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


 Distribution Fees Paid to the Distributor in the Fiscal Year Ended 6/30/00


                                               Distributor's   Distributor's
                                                 Aggregate      Unreimbursed
                     Total         Amount      Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
     Class:       Under Plan    Distributor     Under Plan        of Class
 ------------------------------------------------------------------------------

   Class B Plan     $471,651      $423,540      $2,103,698         2.12%

 ------------------------------------------------------------------------------
   Class C Plan     $199,517      $129,180       $320,041          0.73%
 ------------------------------------------------------------------------------

     All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

     The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

     |_| Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

     |_| An investment in the Fund is not insured by the FDIC or any other government agency.

     |_| The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

     |_| The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.

     |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.


     |_|  Total  returns  for  any  given  past  period   represent   historical
performance information and are not, and should not be considered, a prediction of future returns.

     The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.


     |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.


     In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the 18 month period. There is no sales charge on Class Y shares.


     |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:



                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )



     |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:



          ERV - P
          ------- = Total Return
             P


     |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


The Fund's Total Returns for the Periods Ended 06/30/00


 ------------------------------------------------------------------------------
          Cumulative                  Average Annual Total Returns
 Class    Total Returns
 of       (10 years or
 Shares   Life of Class)
 ------------------------------------------------------------------------------

                                1-Year        5-Year or Life   10-Year or Life
 ------------------------------------------------------------------------------
          After    Without After    Without  After    Without  After  Without
          Sales    Sales   Sales    Sales    Sales    Sales    Sales  Sales
          Charge   Charge  Charge   Charge   Charge   Charge   Charge Charge
 ------------------------------------------------------------------------------
 Class A    39.47%1 47.98%1  N/A      N/A      N/A      N/A     N/A
                                                                             N/A
 ------------------------------------------------------------------------------
 Class B    42.08%1 47.08%1  N/A      N/A      N/A      N/A     N/A
                                                                             N/A
 ------------------------------------------------------------------------------
 Class C    46.08%1 47.08%1  N/A      N/A      N/A      N/A     N/A     N/A
 ------------------------------------------------------------------------------
 Class Y    48.48%1 48.48%1  N/A      N/A      N/A      N/A     N/A
                                                                             N/A
 ------------------------------------------------------------------------------
 1. Inception of Class A, Class B, Class C and Class Y: 07/02/99


Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.


         |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The performance of the Fund is ranked by Lipper against all other growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_| Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar  rates  and  ranks  mutual  funds  in broad  investment  categories:
domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category.


      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.


         |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.


      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.



ABOUT YOUR ACCOUNT


How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day you instruct the Distributor to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives federal funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|_| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

          |_| Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
          |_| current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
          |_| Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |_| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:


Oppenheimer Bond Fund                   Oppenheimer   Main   Street   California
                                        Municipal Fund
                                        Oppenheimer  Main Street Growth & Income
Oppenheimer California Municipal Fund   Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Preservation  Fund  Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Income Fund         Oppenheimer MidCap Fund
Oppenheimer Champion Income Fund        Oppenheimer Multiple  Strategies  Fund
Oppenheimer Convertible Securities Fund Oppenheimer Municipal Bond Fund
Oppenheimer  Developing Markets Fund    Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund Oppenheimer New Jersey Municipal Fund
Oppenheimer  Disciplined  Value  Fund   Oppenheimer Pennsylvania Municipal Fund


Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Growth Fund        Oppenheimer Quest Balanced Value Fund
                                        Oppenheimer  Quest  Capital  Value Fund,

Oppenheimer Emerging Technologies Fund  Inc.
                                        Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Enterprise Fund             Inc.
Oppenheimer  Europe Fund Oppenheimer  Quest  Opportunity  Value Fund Oppenheimer
Florida Municipal Fund Oppenheimer Quest Small Cap Fund Oppenheimer  Global Fund
Oppenheimer  Quest  Value Fund,  Inc.  Oppenheimer  Global  Growth & Income Fund
Oppenheimer Real Asset Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer
Senior Floating Rate Fund Oppenheimer  Growth Fund Oppenheimer  Strategic Income
Fund Oppenheimer High Yield Fund Oppenheimer Total Return Fund, Inc. Oppenheimer
Insured  Municipal Fund Oppenheimer  Trinity Core Fund Oppenheimer  Intermediate
Municipal Fund Oppenheimer  Trinity Growth Fund Oppenheimer  International  Bond
Fund  Oppenheimer  Trinity  Value Fund  Oppenheimer  International  Growth  Fund
Oppenheimer U.S.  Government Trust Oppenheimer  International Small Company Fund
Oppenheimer  World Bond Fund Oppenheimer  Large Cap Growth Fund Limited-Term New
York  Municipal Fund  Oppenheimer  Limited Term  government  Fund Rochester Fund
Municipals

And the following money market funds:

   Centennial America Fund, L. P.          Centennial New York Tax Exempt
                                        Trust
   Centennial California Tax Exempt        Centennial Tax Exempt Trust
Trust
   Centennial Government Trust             Oppenheimer Cash Reserves
   Centennial Money Market Trust           Oppenheimer Money Market Fund,
                                        Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

      |_| Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.


      |_| Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,

(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and

(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally, the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,   you  should  obtain  a
prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C, Class N or Class Y shares and the dividends payable on Class B, Class C, Class N or Class Y shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.


      |_| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.


      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on these days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.



     |_| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

     |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

(1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or

(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.


      |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the Board of

            Trustees, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

      |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1) debt instruments that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

      |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and

(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      |_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).


      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

     Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

      |_| Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
      |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.
      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.


      o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market
         Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
      o Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
      o Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.
      o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
      o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
      o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
      o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
      o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.


      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.


      |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, if you redeem your shares within 18 months of the retirement plan's first purchase or the retirement plan eliminates the Fund as a plan investment option within 18 months of selecting the Fund, a 1% contingent deferred sales charge will be imposed on the plan.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.


      |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.


      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      Under certain tax rules, the Fund may be required to include an amount in income with respect to a security even though the Fund does not receive payments in cash attributable to such income in respect of the security during the year. For example, a Portfolio may be required to accrue a portion of any discount at which it purchases a debt security as income in each year. In addition, if the Fund invests in any equity security of a non-U.S. corporation classified as a "passive foreign investment company" for U.S. tax purposes, the application of certain technical tax provisions applying to investments in such companies may result in the Fund being required to accrue income in respect of the security without any receipt of cash attributable to such income. To the extent that the Fund invests in any securities producing such "phantom income", the Fund will nonetheless be required to make income distributions of such phantom income in order to avoid taxation of such income at the Fund level. Such distributions will be required to be made from available cash of the Fund or by liquidation of Fund securities if necessary. If a distribution of cash necessitates the liquidation of Fund securities if necessary. If a distribution of cash necessitates the liquidation of Fund securities, the Fund may realize a gain or loss from such sales. Any net capital gains realized from such transactions may result in larger capital gain distributions (if any) to shareholders than they would have received in the absence of such transactions.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the custodian of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

 ===============================================================================
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
 OF OPPENHEIMER MAIN STREET SMALL CAP FUND:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2000, and the related statement of operations for the period then ended, the statement of changes in net assets for the period ended June 30, 2000, and the financial highlights for the period August 2, 1999 (commencement of operations), to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2000, the results of its operations for the period then ended, the changes in net assets for the period ended June 30, 2000, and the financial highlights for the period August 2, 1999 (commencement of operations), to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.


 DELOITTE & TOUCHE LLP


 Denver, Colorado
 July 24, 2000

STATEMENT OF INVESTMENTS June 30, 2000

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 COMMON STOCKS--98.5%
-----------------------------------------------------------------------------------
 BASIC MATERIALS--2.9%
-----------------------------------------------------------------------------------
 CHEMICALS--1.6%
 Bush Boake Allen, Inc.(1)                                   22,000     $  962,500
-----------------------------------------------------------------------------------
 Cambrex Corp.                                               17,000        765,000
-----------------------------------------------------------------------------------
 Georgia Gulf Corp.                                          27,000        561,937
-----------------------------------------------------------------------------------
 NOVA Chemicals Corp.                                        15,000        322,500
-----------------------------------------------------------------------------------
 SCP Pool Corp.(1)                                           66,000      1,551,000
-----------------------------------------------------------------------------------
 Spartech Corp.                                              10,000        270,000
                                                                        -----------
                                                                         4,432,937

-----------------------------------------------------------------------------------
 METALS--0.7%
 CIRCOR International, Inc.                                  75,000        614,062
-----------------------------------------------------------------------------------
 Lone Star Technologies, Inc.(1)                             28,000      1,295,000
                                                                        -----------
                                                                         1,909,062

-----------------------------------------------------------------------------------
 PAPER--0.6%
 Longview Fibre Co.                                          37,000        409,312
-----------------------------------------------------------------------------------
 Pactiv Corp.(1)                                             70,000        551,250
-----------------------------------------------------------------------------------
 Pope & Talbort, Inc.                                        45,000        720,000
-----------------------------------------------------------------------------------
 Rayonier, Inc.                                               4,300        154,262
-----------------------------------------------------------------------------------
                                                                         1,834,824

-----------------------------------------------------------------------------------
 CAPITAL GOODS--17.3%
-----------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.7%
 Alliant Techsystems, Inc.(1)                                12,000        809,250
-----------------------------------------------------------------------------------
 L-3 Communications Holdings, Inc.(1)                        32,000      1,826,000
-----------------------------------------------------------------------------------
 Precision Castparts Corp.                                   20,000        905,000
-----------------------------------------------------------------------------------
 Teledyne Technologies, Inc.(1)                              70,000      1,172,500
                                                                        -----------
                                                                         4,712,750

-----------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--2.0%
 C-Cube Microsystems, Inc.(1)                                20,000        392,500
-----------------------------------------------------------------------------------
 GaSonics International Corp.(1)                             20,000        788,750
-----------------------------------------------------------------------------------
 Kemet Corp.(1)                                              16,000        401,000
-----------------------------------------------------------------------------------
 Littlefuse, Inc.(1)                                         30,000      1,470,000
-----------------------------------------------------------------------------------
 Technitrol, Inc.                                            27,000      2,615,625
                                                                        -----------
                                                                         5,667,875

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1

-----------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--6.2%
 Administaff, Inc.(1)                                        16,000    $ 1,016,000
-----------------------------------------------------------------------------------
 Advanced Marketing Services, Inc.                           81,500      1,502,656
-----------------------------------------------------------------------------------
 Coflexip SA, Sponsored ADR                                  21,000      1,270,500
-----------------------------------------------------------------------------------
 Electroglas, Inc.(1)                                        35,000        752,500
-----------------------------------------------------------------------------------
 Excel Technology, Inc.(1)                                   48,000      2,415,000
-----------------------------------------------------------------------------------
 Forrester Research, Inc.(1)                                  8,000        582,500
-----------------------------------------------------------------------------------
 Graco, Inc.                                                 18,100        588,250
-----------------------------------------------------------------------------------
 Granite Construction, Inc.                                  20,000        490,000
-----------------------------------------------------------------------------------
 Helix Technology Corp.                                      20,000        780,000
-----------------------------------------------------------------------------------
 Insituform Technologies, Inc., Cl. A(1)                     35,300        957,512
-----------------------------------------------------------------------------------
 Keynote Systems, Inc.(1)                                     5,000        352,812
-----------------------------------------------------------------------------------
 Manhattan Associates, Inc.(1)                               10,000        250,000
-----------------------------------------------------------------------------------
 META Group, Inc.(1)                                         10,000        192,500
-----------------------------------------------------------------------------------
 National Computer Systems, Inc.                             17,500        861,875
-----------------------------------------------------------------------------------
 Pason Systems, Inc.(1)                                      40,000        242,964
-----------------------------------------------------------------------------------
 Planar Systems, Inc.(1)                                     20,000        258,750
-----------------------------------------------------------------------------------
 Quanta Services, Inc.(1)                                    43,500      2,392,500
-----------------------------------------------------------------------------------
 Startek, Inc.(1)                                            27,000      1,360,125
-----------------------------------------------------------------------------------
 Teekay Shipping Corp.                                       10,000        328,750
-----------------------------------------------------------------------------------
 United Stationers, Inc.(1)                                  10,000        323,750
-----------------------------------------------------------------------------------
 Zomax, Inc.(1)                                              50,000        656,250
                                                                       ------------
                                                                        17,575,194

-----------------------------------------------------------------------------------
 MANUFACTURING--7.4%
 Asyst Technologies, Inc.(1)                                 29,000        993,250
-----------------------------------------------------------------------------------
 Brooks Automation, Inc.(1)                                  10,000        639,375
-----------------------------------------------------------------------------------
 Cognex Corp.(1)                                             16,500        853,875
-----------------------------------------------------------------------------------
 Coherent, Inc.(1)                                           25,000      2,096,875
-----------------------------------------------------------------------------------
 Columbia Sportswear Co.(1)                                  16,000        430,000
-----------------------------------------------------------------------------------
 CoorsTek, Inc.(1)                                           15,000        690,000
-----------------------------------------------------------------------------------
 Credence Systems Corp.(1)                                   20,000      1,103,750
-----------------------------------------------------------------------------------
 CTS Corp.                                                    6,300        283,500
-----------------------------------------------------------------------------------
 Cuno, Inc.(1)                                               10,000        231,250
-----------------------------------------------------------------------------------
 FSI International, Inc.(1)                                  20,000        433,750
-----------------------------------------------------------------------------------
 GSI Lumonics, Inc.(1)                                       47,000      1,650,875

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 MANUFACTURING Continued
 Imation Corp.(1)                                            30,600    $   898,875
-----------------------------------------------------------------------------------
 Kulicke & Soffa Industries, Inc.(1)                         23,000      1,365,625
-----------------------------------------------------------------------------------
 Mark IV Industries, Inc.                                    14,000        292,250
-----------------------------------------------------------------------------------
 Maverick Tube Corp.(1)                                      20,000        582,500
-----------------------------------------------------------------------------------
 Measurement Specialties, Inc.(1)                            37,000      1,419,875
-----------------------------------------------------------------------------------
 Oakley, Inc.(1)                                             66,000        759,000
-----------------------------------------------------------------------------------
 Paxar Corp.(1)                                              20,000        238,750
-----------------------------------------------------------------------------------
 Photon Dynamics, Inc.(1)                                     8,000        597,500
-----------------------------------------------------------------------------------
 Plexus Corp.(1)                                              9,000      1,017,000
-----------------------------------------------------------------------------------
 PRI Automation, Inc.(1)                                      5,000        326,953
-----------------------------------------------------------------------------------
 Robotic Vision System, Inc.(1)                              35,000        630,000
-----------------------------------------------------------------------------------
 Rudolph Technologies, Inc.(1)                                8,000        310,000
-----------------------------------------------------------------------------------
 SLI, Inc.                                                   35,000        424,375
-----------------------------------------------------------------------------------
 Three-Five Systems, Inc.(1)                                 48,000      2,832,000
                                                                       ------------
                                                                        21,101,203

-----------------------------------------------------------------------------------
 COMMUNICATION SERVICES--5.5%
-----------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--4.5%
 Accelerated Networks, Inc.(1)                                7,600        320,625
-----------------------------------------------------------------------------------
 ADTRAN, Inc.(1)                                             17,000      1,017,875
-----------------------------------------------------------------------------------
 Applied Signal Technology, Inc.                             50,000        578,125
-----------------------------------------------------------------------------------
 C&D Technologies, Inc.                                      52,000      2,938,000
-----------------------------------------------------------------------------------
 Corsair Communications, Inc.(1)                             51,000      1,466,250
-----------------------------------------------------------------------------------
 CT Communications, Inc.                                     21,000        597,187
-----------------------------------------------------------------------------------
 Lightbridge, Inc.(1)                                        20,000        477,500
-----------------------------------------------------------------------------------
 MasTec, Inc.(1)                                             16,500        630,094
-----------------------------------------------------------------------------------
 NICE Systems Ltd., Sponsored ADR(1)                         10,000        771,875
-----------------------------------------------------------------------------------
 SymmetriCom, Inc.(1)                                        53,000      1,338,250
-----------------------------------------------------------------------------------
 Tollgrade Communications, Inc.(1)                           19,000      2,517,500
-----------------------------------------------------------------------------------
 Tut Systems, Inc.(1)                                         5,000        286,875
                                                                       ------------
                                                                        12,940,156

-----------------------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--0.9%
 Centigram Communications Corp.(1)                           60,000      1,533,750
-----------------------------------------------------------------------------------
 EMS Technologies, Inc.(1)                                   28,000        504,000
-----------------------------------------------------------------------------------
 Price Communications Corp.(1)                               22,130        521,438
                                                                       ------------
                                                                         2,559,188

-----------------------------------------------------------------------------------
 TELEPHONE UTILITIES--0.1%
 OCI Communications, Inc., Cl. B(1)                          30,000        215,631

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1

-----------------------------------------------------------------------------------
 CONSUMER CYCLICALS--10.2%
-----------------------------------------------------------------------------------
 AUTOS & HOUSING--1.8%
 Carlisle Cos., Inc.                                         25,000     $1,125,000
-----------------------------------------------------------------------------------
 Fastenal Co.                                                13,000        658,125
-----------------------------------------------------------------------------------
 NVR, Inc.(1)                                                 6,500        370,500
-----------------------------------------------------------------------------------
 Salton, Inc.(1)                                             38,000      1,401,250
-----------------------------------------------------------------------------------
 Southdown, Inc.                                             11,000        635,250
-----------------------------------------------------------------------------------
 Superior Industries International, Inc.                     19,000        489,250
-----------------------------------------------------------------------------------
 Trex Co., Inc.(1)                                            6,000        300,000
                                                                        -----------
                                                                         4,979,375

-----------------------------------------------------------------------------------
 CONSUMER SERVICES--1.5%
-----------------------------------------------------------------------------------
 Advo, Inc.(1)                                               38,000      1,596,000
-----------------------------------------------------------------------------------
 Grey Advertising, Inc.                                       1,000        520,000
-----------------------------------------------------------------------------------
 Heidrick & Struggles International, Inc.(1)                  1,000         63,125
-----------------------------------------------------------------------------------
 On Assignment, Inc.(1)                                      67,000      2,043,500
                                                                        -----------
                                                                         4,222,625

-----------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--0.7%
 Argosy Gaming Co.(1)                                        15,000        215,625
-----------------------------------------------------------------------------------
 Crestline Capital Corp.(1)                                  10,000        170,625
-----------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.(1)                              90,000      1,220,625
-----------------------------------------------------------------------------------
 Station Casinos, Inc.(1)                                    20,000        500,000
                                                                        -----------
                                                                         2,106,875

-----------------------------------------------------------------------------------
 MEDIA--1.0%
 Penton Media, Inc.                                          26,000        910,000
-----------------------------------------------------------------------------------
 R.H. Donnelley Corp.                                        35,200        682,000
-----------------------------------------------------------------------------------
 Scholastic Corp.(1)                                         20,000      1,222,500
                                                                        -----------
                                                                         2,814,500

-----------------------------------------------------------------------------------
 RETAIL: SPECIALTY--3.9%
 1-800 CONTACTS, Inc.(1)                                     13,000        611,000
-----------------------------------------------------------------------------------
 Braun's Fashions Corp.(1)                                   62,500      2,292,969
-----------------------------------------------------------------------------------
 Hot Topic, Inc.(1)                                          40,000      1,280,000
-----------------------------------------------------------------------------------
 Insight Enterprises, Inc.(1)                                15,000        889,687
-----------------------------------------------------------------------------------
 Justin Industries, Inc.                                     25,000        546,875
-----------------------------------------------------------------------------------
 Michaels Stores, Inc.(1)                                    20,000        916,250
-----------------------------------------------------------------------------------
 PC Connection, Inc.(1)                                      22,500      1,282,500

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 RETAIL: SPECIALTY Continued
 Pier 1 Imports, Inc.                                       110,000    $ 1,072,500
-----------------------------------------------------------------------------------
 Timberland Co., Cl. A(1)                                    23,000      1,628,687
-----------------------------------------------------------------------------------
 Yankee Candle, Inc. (The)(1)                                18,000        389,250
-----------------------------------------------------------------------------------
 Zale Corp.(1)                                                5,500        200,750
                                                                       ------------
                                                                        11,110,468

-----------------------------------------------------------------------------------
 TEXTILE/APPAREL & HOME FURNISHINGS--1.3%
 Gildan Activewear, Inc., Cl. A(1)                           27,000        992,250
-----------------------------------------------------------------------------------
 Guess ?, Inc.(1)                                            37,000        518,000
-----------------------------------------------------------------------------------
 Kenneth Cole Productions, Inc., Cl. A(1)                    27,000      1,080,000
-----------------------------------------------------------------------------------
 Steven Madden Ltd.(1)                                       60,000        393,750
-----------------------------------------------------------------------------------
 Too, Inc.(1)                                                30,000        763,125
                                                                       ------------
                                                                         3,747,125

-----------------------------------------------------------------------------------
 CONSUMER STAPLES--4.1%
-----------------------------------------------------------------------------------
 BEVERAGES--0.2%
 Canandaigua Brands, Inc., Cl. A(1)                          11,000        554,812
-----------------------------------------------------------------------------------
 EDUCATION--1.1%
 Career Education Corp.(1)                                    7,000        339,500
-----------------------------------------------------------------------------------
 Learning Tree International, Inc.(1)                        45,000      2,756,250
                                                                       ------------
                                                                         3,095,750

-----------------------------------------------------------------------------------
 ENTERTAINMENT--1.7%
 Applebee's International, Inc.                              31,300        948,781
-----------------------------------------------------------------------------------
 Aztar Corp.(1)                                              25,000        387,500
-----------------------------------------------------------------------------------
 Brinker International, Inc.(1)                              12,000        351,000
-----------------------------------------------------------------------------------
 CEC Entertainment, Inc.(1)                                  27,000        691,875
-----------------------------------------------------------------------------------
 Cheesecake Factory (The)(1)                                 22,500        618,750
-----------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)                          13,000        415,187
-----------------------------------------------------------------------------------
 Rare Hospitality International, Inc.(1)                     31,000        875,750
-----------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                          44,000        552,750
                                                                       ------------
                                                                         4,841,593

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 FOOD--1.0%
 Green Mountain Coffee, Inc.(1)                              27,200     $  474,300
-----------------------------------------------------------------------------------
 NBTY, Inc.(1)                                               82,000        522,750
-----------------------------------------------------------------------------------
 Performance Food Group Co.(1)                               30,000        960,000
-----------------------------------------------------------------------------------
 Suiza Foods Corp.(1)                                        17,000        830,875
                                                                        -----------
                                                                         2,787,925

-----------------------------------------------------------------------------------
 HOUSEHOLD GOODS--0.1%
 Water Pik Technologies, Inc.(1)                             65,000        406,250

-----------------------------------------------------------------------------------
 ENERGY--13.5%
-----------------------------------------------------------------------------------
 ENERGY SERVICES--2.8%
 Cabot Oil & Gas Corp., Cl. A                                40,000        847,500
-----------------------------------------------------------------------------------
 Cal Dive International, Inc.(1)                             15,000        812,812
-----------------------------------------------------------------------------------
 Cross Timbers Oil Co.                                       85,000      1,880,625
-----------------------------------------------------------------------------------
 Grey Wolf, Inc.(1)                                         150,000        750,000
-----------------------------------------------------------------------------------
 Gulf Island Fabrication, Inc.(1)                            25,000        425,000
-----------------------------------------------------------------------------------
 Pogo Producing Co.                                          10,000        221,250
-----------------------------------------------------------------------------------
 Rowan Cos., Inc.(1)                                         30,000        911,250
-----------------------------------------------------------------------------------
 St. Mary Land & Exploration Co.                             45,000      1,892,812
-----------------------------------------------------------------------------------
 Superior Energy Services, Inc.(1)                           31,000        321,625
                                                                        -----------
                                                                         8,062,874

-----------------------------------------------------------------------------------
 OIL: DOMESTIC--6.0%
 Barrett Resources Corp.(1)                                  15,000        456,562
-----------------------------------------------------------------------------------
 Berry Petroleum Co., Cl. A                                  25,000        425,000
-----------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                        14,000        322,875
-----------------------------------------------------------------------------------
 Callon Petroleum Co.(1)                                     73,000      1,085,875
-----------------------------------------------------------------------------------
 Chieftain International, Inc.(1)                             4,300         82,999
-----------------------------------------------------------------------------------
 Chieftain International, Inc.(1)                            40,100        764,406
-----------------------------------------------------------------------------------
 Frontier Oil Corp.(1)                                      123,800        990,400
-----------------------------------------------------------------------------------
 Genesis Exploration Ltd.(1)                                150,000      1,113,586
-----------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                     30,000      1,121,250
-----------------------------------------------------------------------------------
 HS Resources, Inc.(1)                                       30,000        900,000
-----------------------------------------------------------------------------------
 Key Production Co., Inc.(1)                                 15,600        273,000
-----------------------------------------------------------------------------------
 Louis Dreyfus Natural Gas Corp.(1)                          10,000        313,125
-----------------------------------------------------------------------------------
 Mitchell Energy & Development Corp., Cl. B                  56,000      1,799,000
-----------------------------------------------------------------------------------
 Newfield Exploration Co.(1)                                 18,000        704,250

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 OIL: DOMESTIC Continued
 Noble Affiliates, Inc.                                      12,000    $   447,000
-----------------------------------------------------------------------------------
 Patterson Energy, Inc.(1)                                   16,000        456,000
-----------------------------------------------------------------------------------
 Pennzoil-Quaker State Co.                                   60,000        723,750
-----------------------------------------------------------------------------------
 Santa Fe Snyder Corp.(1)                                    40,000        455,000
-----------------------------------------------------------------------------------
 Stone Energy Corp.(1)                                       17,700      1,057,575
-----------------------------------------------------------------------------------
 Swift Energy Co.(1)                                         24,000        681,000
-----------------------------------------------------------------------------------
 Tesoro Petroleum Corp.(1)                                   44,000        445,500
-----------------------------------------------------------------------------------
 Triton Energy Ltd.(1)                                       20,000        786,250
-----------------------------------------------------------------------------------
 Unit Corp.(1)                                               45,000        607,500
-----------------------------------------------------------------------------------
 Valero Energy Corp.                                         35,000      1,111,250
                                                                       ------------
                                                                        17,123,153

-----------------------------------------------------------------------------------
 OIL: INTERNATIONAL--4.7%
 Anderson Exploration Ltd.(1)                                85,727      1,556,358
-----------------------------------------------------------------------------------
 Beau Canada Exploration Ltd.(1)                            449,500        491,456
-----------------------------------------------------------------------------------
 Berkley Petroleum Corp.(1)                                 149,700        944,655
-----------------------------------------------------------------------------------
 Canadian 88 Energy Corp.                                    80,000        164,704
-----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                         62,000      1,315,988
-----------------------------------------------------------------------------------
 Compton Petroleum Corp.(1)                                 225,000        394,817
-----------------------------------------------------------------------------------
 Encal Energy Ltd.(1)                                       108,000        685,159
-----------------------------------------------------------------------------------
 Ensign Resource Service Group, Inc.                         44,000      1,449,146
-----------------------------------------------------------------------------------
 Paramount Resources Ltd.                                    95,600        977,485
-----------------------------------------------------------------------------------
 Petromet Resources Ltd.(1)                                 250,000        894,243
-----------------------------------------------------------------------------------
 Precision Drilling Corp.(1)                                 34,500      1,332,562
-----------------------------------------------------------------------------------
 Prize Energy, Inc.(1,2)                                  1,985,249        562,735
-----------------------------------------------------------------------------------
 Ranger Oil Ltd.(1)                                          91,400        491,526
-----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                                40,000        731,592
-----------------------------------------------------------------------------------
 Trican Well Service Ltd.(1)                                 50,100        449,706
-----------------------------------------------------------------------------------
 Vermilion Resources Ltd.(1)                                209,800      1,005,318
                                                                       ------------
                                                                        13,447,450

-----------------------------------------------------------------------------------
 FINANCIAL--5.7%
-----------------------------------------------------------------------------------
 BANKS--2.5%
 American Financial Holdings, Inc.                           40,000        635,000
-----------------------------------------------------------------------------------
 Corus Bankshares, Inc.                                       7,000        185,062
-----------------------------------------------------------------------------------
 Downey Financial Corp.                                      25,000        725,000
-----------------------------------------------------------------------------------
 First Midwest Bancorp, Inc.                                 22,500        523,125

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 BANKS Continued
 GBC Bancorp                                                 20,000     $  585,000
-----------------------------------------------------------------------------------
 Greater Bay Bancorp                                         17,000        794,750
-----------------------------------------------------------------------------------
 Imperial Bancorp(1)                                         36,600        569,587
-----------------------------------------------------------------------------------
 Investors Financial Services Corp.                          26,000      1,031,875
-----------------------------------------------------------------------------------
 National Bancorp of Alaska, Inc.                            15,000        538,125
-----------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                           20,000        365,000
-----------------------------------------------------------------------------------
 Riggs National Corp.                                        15,000        189,375
-----------------------------------------------------------------------------------
 Silicon Valley Bancshares(1)                                15,000        639,375
-----------------------------------------------------------------------------------
 Whitney Holding Corp.                                        8,000        273,500
                                                                        -----------
                                                                         7,054,774

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--0.8%
 Affiliated Managers Group, Inc.(1)                          10,000        455,000
-----------------------------------------------------------------------------------
 CompuCredit Corp.(1)                                        14,000        420,000
-----------------------------------------------------------------------------------
 Eaton Vance Corp.                                            4,800        222,000
-----------------------------------------------------------------------------------
 John Nuveen Co. (The), Cl. A                                 4,100        171,944
-----------------------------------------------------------------------------------
 Metris Cos., Inc.                                           27,000        678,375
-----------------------------------------------------------------------------------
 Southwest Securities Group, Inc.                            10,000        372,500
                                                                        -----------
                                                                         2,319,819

-----------------------------------------------------------------------------------
 INSURANCE--2.4%
 AmerUs Life Holdings, Inc., Cl. A                           10,000        206,250
-----------------------------------------------------------------------------------
 Commerce Group, Inc. (The)                                  40,000      1,180,000
-----------------------------------------------------------------------------------
 Everest Re Group Ltd.                                       35,000      1,150,625
-----------------------------------------------------------------------------------
 Gallagher (Arthur J.) & Co.                                 22,200        932,400
-----------------------------------------------------------------------------------
 Leucadia National Corp.                                     15,000        342,188
-----------------------------------------------------------------------------------
 MONY Group, Inc. (The)                                      37,000      1,251,063
-----------------------------------------------------------------------------------
 Old Republic International Corp.                            20,000        330,000
-----------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                                 20,000        871,250
-----------------------------------------------------------------------------------
 StanCorp Financial Group, Inc.                              15,000        481,875
                                                                        -----------
                                                                         6,745,651

-----------------------------------------------------------------------------------
 HEALTHCARE--16.4%
-----------------------------------------------------------------------------------
 HEALTHCARE/DRUGS-6.8%
 Aclara Biosciences, Inc.(1)                                  4,500        229,219
-----------------------------------------------------------------------------------
 Alkermes, Inc.(1)                                           12,000        565,500
-----------------------------------------------------------------------------------
 Alpharma, Inc., Cl. A                                       27,000      1,680,750

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 HEALTHCARE/DRUGS Continued
 Andrx Corp.(1)                                              37,000    $ 2,365,109
-----------------------------------------------------------------------------------
 Antigenics, Inc.(1)                                          4,400         73,150
-----------------------------------------------------------------------------------
 BioCryst Pharmaceuticals, Inc.(1)                           10,000        286,875
-----------------------------------------------------------------------------------
 Collaterial Therapeutics, Inc.(1)                           10,000        253,594
-----------------------------------------------------------------------------------
 Corixa Corp.(1)                                             10,000        429,375
-----------------------------------------------------------------------------------
 CuraGen Corp.(1)                                             8,000        304,500
-----------------------------------------------------------------------------------
 Dentsply International, Inc.                                50,000      1,540,625
-----------------------------------------------------------------------------------
 Edwards Lifesciences Corp.(1)                               20,000        370,000
-----------------------------------------------------------------------------------
 IntraBiotics Pharmaceuticals, Inc.(1)                       25,000        667,188
-----------------------------------------------------------------------------------
 Jones Pharma, Inc.                                          24,000        958,500
-----------------------------------------------------------------------------------
 LifePoint Hospitals, Inc.(1)                                40,000        890,000
-----------------------------------------------------------------------------------
 Noven Pharmaceuticals, Inc.(1)                              45,000      1,352,813
-----------------------------------------------------------------------------------
 Pharmacyclics, Inc.(1)                                       8,000        488,000
-----------------------------------------------------------------------------------
 Protein Design Labs, Inc.(1)                                 6,000        989,719
-----------------------------------------------------------------------------------
 RehabCare Group, Inc.(1)                                    20,000        545,000
-----------------------------------------------------------------------------------
 Sequenom, Inc.(1)                                            4,300        195,113
-----------------------------------------------------------------------------------
 Syncor International Corp.(1)                                8,000        576,000
-----------------------------------------------------------------------------------
 Thoratec Laboratories Corp.(1)                              20,000        323,750
-----------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                  25,000      1,289,063
-----------------------------------------------------------------------------------
 Trimeris, Inc.(1)                                            9,000        629,438
-----------------------------------------------------------------------------------
 Ventiv Health, Inc.(1)                                     135,000      1,501,875
-----------------------------------------------------------------------------------
 Vertex Pharmaceuticals, Inc.(1)                              7,000        737,625
                                                                       ------------
                                                                        19,242,781

-----------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--9.6%
 ADAC Laboratories(1)                                        25,000        600,000
-----------------------------------------------------------------------------------
 Arrow International, Inc.                                   37,000      1,239,500
-----------------------------------------------------------------------------------
 ArthroCare Corp.(1)                                          8,000        426,000
-----------------------------------------------------------------------------------
 Beckman Coulter, Inc.                                        6,000        350,250
-----------------------------------------------------------------------------------
 Biosite Diagnostics, Inc.(1)                                 6,000        289,125
-----------------------------------------------------------------------------------
 Cerus Corp.(1)                                              20,000      1,023,750
-----------------------------------------------------------------------------------
 Cooper Companies, Inc. (The)                                55,000      2,000,625
-----------------------------------------------------------------------------------
 CorVel Corp.(1)                                             40,000        987,500
-----------------------------------------------------------------------------------
 Cytyc Corp.(1)                                              30,000      1,601,250
-----------------------------------------------------------------------------------
 Datascope Corp.                                             34,100      1,227,600
-----------------------------------------------------------------------------------
 First Health Group Corp.(1)                                 40,000      1,312,500
-----------------------------------------------------------------------------------
 Gentiva Health Services, Inc.(1)                            40,000        325,000
-----------------------------------------------------------------------------------
 Hooper Holmes, Inc.                                         40,000        320,000
-----------------------------------------------------------------------------------
 ICU Medical, Inc.(1)                                        54,500      1,471,500

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1

-----------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES Continued
 IMPATH, Inc.(1)                                             18,000    $   976,500
-----------------------------------------------------------------------------------
 INAMED Corp.(1)                                             14,000        512,750
-----------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc.(1)                      70,000        945,000
-----------------------------------------------------------------------------------
 Option Care, Inc.(1)                                        40,000        200,000
-----------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                                25,000        595,313
-----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                           6,000        361,125
-----------------------------------------------------------------------------------
 Patterson Dental Co.(1)                                     13,000        663,000
-----------------------------------------------------------------------------------
 PolyMedica Corp.(1)                                         18,000        778,500
-----------------------------------------------------------------------------------
 Priority Healthcare Corp., Cl. B(1)                         20,000      1,486,250
-----------------------------------------------------------------------------------
 Quest Diagnostics, Inc.(1)                                  42,000      3,139,500
-----------------------------------------------------------------------------------
 SonoSite, Inc.(1)                                           14,000        403,375
-----------------------------------------------------------------------------------
 Techne Corp.(1)                                             11,500      1,495,000
-----------------------------------------------------------------------------------
 Triad Hospitals, Inc.(1)                                    40,000        967,500
-----------------------------------------------------------------------------------
 Zoll Medical Corp.(1)                                       35,000      1,715,000
                                                                       ------------
                                                                        27,413,413

-----------------------------------------------------------------------------------
 TECHNOLOGY--21.2%
-----------------------------------------------------------------------------------
 COMPUTER HARDWARE--2.6%
 Apex, Inc.(1)                                               12,000        525,000
-----------------------------------------------------------------------------------
 Cybex Computer Products Corp.(1)                            21,000        889,875
-----------------------------------------------------------------------------------
 Henry (Jack) & Associates, Inc.                             24,000      1,203,000
-----------------------------------------------------------------------------------
 In Focus Systems, Inc.(1)                                   59,000      1,899,063
-----------------------------------------------------------------------------------
 Marvell Technology Group Ltd.(1)                             3,700        210,900
-----------------------------------------------------------------------------------
 Mentor Graphics Corp.(1)                                    40,000        795,000
-----------------------------------------------------------------------------------
 NUR Macroprinters Ltd.(1)                                   35,000        507,500
-----------------------------------------------------------------------------------
 Phoenix Technologies Ltd.(1)                                15,000        244,688
-----------------------------------------------------------------------------------
 Procom Technology, Inc.(1)                                   5,000        258,438
-----------------------------------------------------------------------------------
 Silicon Storage Technology, Inc.(1)                         10,000        883,125
                                                                       ------------
                                                                         7,416,589

-----------------------------------------------------------------------------------
 COMPUTER SERVICES--0.9%
 American Management Systems, Inc.(1)                        25,700        843,683
-----------------------------------------------------------------------------------
 Cerner Corp.(1)                                             15,000        408,750
-----------------------------------------------------------------------------------
 Integral Systems, Inc.(1,3)                                 25,000        325,549
-----------------------------------------------------------------------------------
 Kopin Corp.(1)                                               9,500        657,875
-----------------------------------------------------------------------------------
 Viant Corp.(1)                                              10,000        296,250
                                                                       ------------
                                                                         2,532,107

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 COMPUTER SOFTWARE--5.1%
 Allaire Corp.(1)                                             7,000    $   257,250
-----------------------------------------------------------------------------------
 Alteon Websystems, Inc.(1)                                   5,000        500,313
-----------------------------------------------------------------------------------
 AXENT Technologies, Inc.(1)                                 12,000        297,750
-----------------------------------------------------------------------------------
 BARRA, Inc.(1)                                              18,000        892,125
-----------------------------------------------------------------------------------
 Breakaway Solutions, Inc.(1)                                10,000        270,000
-----------------------------------------------------------------------------------
 Documentum, Inc.(1)                                          5,000        446,875
-----------------------------------------------------------------------------------
 FileNet Corp.(1)                                            37,000        679,875
-----------------------------------------------------------------------------------
 Informatica Corp.(1)                                        13,000      1,065,188
-----------------------------------------------------------------------------------
 Innodata Corp.(1)                                           50,000        468,750
-----------------------------------------------------------------------------------
 Interwoven, Inc.(1)                                          3,000        329,953
-----------------------------------------------------------------------------------
 IntraNet Solutions, Inc.(1)                                 13,000        498,875
-----------------------------------------------------------------------------------
 MapInfo Corp.(1)                                            30,000      1,218,750
-----------------------------------------------------------------------------------
 Metasolv Software, Inc.(1)                                  14,000        616,000
-----------------------------------------------------------------------------------
 Netegrity, Inc.(1)                                           6,000        451,875
-----------------------------------------------------------------------------------
 NetIQ Corp.(1)                                               6,000        357,750
-----------------------------------------------------------------------------------
 ONYX Software Corp.(1)                                       1,200         35,625
-----------------------------------------------------------------------------------
 Rainbow Technologies, Inc.(1)                               25,000      1,215,625
-----------------------------------------------------------------------------------
 SERENA Software, Inc.(1)                                    37,000      1,680,031
-----------------------------------------------------------------------------------
 StorageNetworks, Inc.(1)                                     2,000        180,500
-----------------------------------------------------------------------------------
 Sybase, Inc.(1)                                             59,000      1,357,000
-----------------------------------------------------------------------------------
 Symantec Corp.(1)                                           17,000        916,938
-----------------------------------------------------------------------------------
 TeleTech Holdings, Inc.(1)                                  10,000        310,625
-----------------------------------------------------------------------------------
 Verity, Inc.(1)                                             10,000        380,000
                                                                       ------------
                                                                        14,427,673

-----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.2%
 Anixter International, Inc.(1)                              38,000      1,007,000
-----------------------------------------------------------------------------------
 Cable Design Technologies Corp.(1)                          33,000      1,105,500
-----------------------------------------------------------------------------------
 Canadian Satellite Communications, Inc.                     30,400        482,149
-----------------------------------------------------------------------------------
 Carrier Access Corp.(1)                                     16,000        846,000
-----------------------------------------------------------------------------------
 Gentner Communications Corp.(1)                             35,000        490,000
-----------------------------------------------------------------------------------
 Inet Technologies, Inc.(1)                                   8,000        434,000
-----------------------------------------------------------------------------------
 Newport Corp.                                               12,000      1,288,500
-----------------------------------------------------------------------------------
 Tekelec(1)                                                  10,000        481,875
                                                                       ------------
                                                                         6,135,024

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 ELECTRONICS--10.0%
 Actel Corp.(1)                                              27,000   $  1,231,875
-----------------------------------------------------------------------------------
 Aeroflex, Inc.(1)                                           10,000        496,875
-----------------------------------------------------------------------------------
 Anaren Microwave, Inc.(1)                                   15,000      1,968,516
-----------------------------------------------------------------------------------
 Burr-Brown Corp.(1)                                          6,500        563,469
-----------------------------------------------------------------------------------
 Cymer, Inc.(1)                                              13,000        620,750
-----------------------------------------------------------------------------------
 DDi Corp./CA(1)                                             11,000        313,500
-----------------------------------------------------------------------------------
 DuPont Photomasks, Inc.(1)                                   5,000        342,500
-----------------------------------------------------------------------------------
 Elantec Semiconductor, Inc.(1)                              20,000      1,392,500
-----------------------------------------------------------------------------------
 Electro Scientific Industries, Inc.(1)                      22,000        968,688
-----------------------------------------------------------------------------------
 Exar Corp.(1)                                               19,000      1,656,563
-----------------------------------------------------------------------------------
 Integrated Silicon Solution, Inc.(1)                        26,000        988,000
-----------------------------------------------------------------------------------
 Mattson Technology, Inc.(1)                                 10,000        325,000
-----------------------------------------------------------------------------------
 Merix Corp.(1)                                              33,300      1,565,100
-----------------------------------------------------------------------------------
 MKS Instruments, Inc.(1)                                    27,000      1,056,375
-----------------------------------------------------------------------------------
 Mobility Electronics, Inc.(1)                               12,700        165,100
-----------------------------------------------------------------------------------
 Oak Technology, Inc.(1)                                     30,000        646,875
-----------------------------------------------------------------------------------
 Pericom Semiconductor Corp.(1)                              10,000        680,000
-----------------------------------------------------------------------------------
 PLX Technology, Inc.(1)                                     29,500      1,224,250
-----------------------------------------------------------------------------------
 Power-One, Inc.(1)                                          22,500      2,563,594
-----------------------------------------------------------------------------------
 Rogers Corp.(1)                                             25,000        875,000
-----------------------------------------------------------------------------------
 Semitool, Inc.(1)                                           20,000        346,250
-----------------------------------------------------------------------------------
 Supertex, Inc.(1)                                           10,000        502,500
-----------------------------------------------------------------------------------
 Trimble Navigation Ltd.(1)                                  20,000        976,250
-----------------------------------------------------------------------------------
 TriQuint Semiconductor, Inc.(1)                              5,000        478,438
-----------------------------------------------------------------------------------
 Varian Medical Systems, Inc.(1)                             32,000      1,252,000
-----------------------------------------------------------------------------------
 Varian Semiconductor Equipment Associates, Inc.(1)          47,500      2,983,594
-----------------------------------------------------------------------------------
 Varian, Inc.(1)                                             51,000      2,352,375
                                                                       ------------
                                                                        28,535,937

-----------------------------------------------------------------------------------
 PHOTOGRAPHY--0.4%
 Concord Camera Corp.(1)                                     50,000      1,043,750
-----------------------------------------------------------------------------------
 TRANSPORTATION--1.0%
-----------------------------------------------------------------------------------
 RAILROADS & TRUCKERS--0.8%
 Heartland Express, Inc.(1)                                  23,500        392,156
-----------------------------------------------------------------------------------
 Landstar System, Inc.(1)                                    24,900      1,483,106
-----------------------------------------------------------------------------------
 XTRA Corp.(1)                                               11,100        437,756
                                                                       ------------
                                                                         2,313,018

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 SHIPPING--0.2%
 C.H. Robinson Worldwide, Inc.                                6,000   $    297,000
-----------------------------------------------------------------------------------
 Newport News Shipbuilding, Inc.                             11,000        404,250
                                                                      -------------
                                                                           701,250

-----------------------------------------------------------------------------------
 UTILITIES--0.7%
-----------------------------------------------------------------------------------
 GAS UTILITIES--0.7%
 Philips NV, New York Shares                                 25,000      1,206,250
-----------------------------------------------------------------------------------
 Questar Corp.                                               18,000        348,750
-----------------------------------------------------------------------------------
 Western Gas Resources, Inc.                                 21,000        441,000
                                                                      -------------
                                                                         1,996,000
                                                                      -------------
 Total Common Stocks (Cost $223,044,236)                               280,127,381

                                                              UNITS

===================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-----------------------------------------------------------------------------------

 Axxent, Inc. Wts., Exp. 7/31/00 (Cost $866,039)             70,000        440,246

                                                          PRINCIPAL
                                                             AMOUNT
===================================================================================
 REPURCHASE AGREEMENTS--1.3%
-----------------------------------------------------------------------------------

 Repurchase agreement with Banc One Capital
 Markets, Inc., 6.55%, dated 6/30/00, to be
 repurchased at $3,766,055 on 7/3/00,
 collateralized by U.S. Treasury Nts., 5%-7.50%,
 8/31/00-5/15/08, with a value of $2,839,404 and
 U.S. Treasury Bonds, 5.25%-12%, 8/15/03
 11/15/28, with a value of $1,003,033 (Cost
 $3,764,000)                                             $3,764,000      3,764,000
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $227,674,275)               99.9%   284,331,627
-----------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                0.1        146,874
                                                         --------------------------
 NET ASSETS                                                   100.0%  $284,478,501
                                                         ==========================





FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2000 amounts to $562,735. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES          GROSS         GROSS              SHARES
                           AUGUST 2, 1999      ADDITIONS    REDUCTIONS       JUNE 30, 2000

-------------------------------------------------------------------------------------------------------------------
 Prize Energy, Inc.                    --      1,985,249            --           1,985,249

3. Identifies issues considered to be illiquid or restricted-See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2000



======================================================================================================
 ASSETS
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $227,438,055)                                               $283,768,892
 Affiliated companies (cost $236,220)                                                          562,735
------------------------------------------------------------------------------------------------------

 Receivables and other assets:
 Shares of beneficial interest sold                                                          1,021,847
 Investments sold                                                                              130,996
 Interest and dividends                                                                         69,292
 Other                                                                                             456
                                                                                          ------------
 Total assets                                                                              285,554,218

======================================================================================================
 LIABILITIES
 Bank overdraft                                                                                 40,660
------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                               9
------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                         510,662
 Distribution and service plan fees                                                            178,533
 Shares of beneficial interest redeemed                                                        110,935
 Shareholder reports                                                                            75,008
 Transfer and shareholder servicing agent fees                                                  71,639
 Registration and filing fees                                                                   63,201
 Trustees' compensation                                                                            693
 Other                                                                                          24,377
                                                                                          ------------
 Total liabilities                                                                           1,075,717

======================================================================================================
 NET ASSETS                                                                               $284,478,501
                                                                                          ============

======================================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                                          $225,668,748
------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency transactions              2,152,481
------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                              56,657,272
                                                                                          ------------

 NET ASSETS                                                                               $284,478,501
                                                                                          ============

STATEMENT OF ASSETS AND LIABILITIES Continued


--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $141,721,444 and 9,592,564 shares of beneficial interest outstanding)                           $14.77
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                        $15.67
--------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $99,060,183
 and 6,748,205 shares of beneficial interest outstanding)                                        $14.68
--------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,695,392
 and 2,976,081 shares of beneficial interest outstanding)                                        $14.68
--------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $1,482 and 100 shares of beneficial interest outstanding)                         $14.82





 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM AUGUST 2, 1999 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2000
=================================================================================================
 INVESTMENT INCOME
 Dividends                                                                           $   561,807
-------------------------------------------------------------------------------------------------
 Interest                                                                                362,235
                                                                                     -----------
 Total income                                                                            924,042

=================================================================================================
 EXPENSES
 Management fees                                                                       1,011,905
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                 193,207
 Class B                                                                                 471,651
 Class C                                                                                 199,517
-------------------------------------------------------------------------------------------------
 Shareholder reports                                                                     105,804
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                            98,624
-------------------------------------------------------------------------------------------------
 Registration and filing fees                                                             63,446
-------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                              11,029
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                               7,077
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                      662
-------------------------------------------------------------------------------------------------
 Other                                                                                   361,670
                                                                                     -----------
 Total expenses                                                                        2,524,592
 Less expenses paid indirectly                                                            (5,811)
                                                                                     -----------
 Net expenses                                                                          2,518,781

=================================================================================================
 NET INVESTMENT LOSS                                                                  (1,594,739)

=================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                                           3,962,987
 Foreign currency transactions                                                           (30,618)
                                                                                     -----------
 Net realized gain                                                                     3,932,369

-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                          56,782,923
 Translation of assets and liabilities denominated in foreign currencies                (125,651)
                                                                                     -----------
 Net change                                                                           56,657,272
                                                                                     -----------
 Net realized and unrealized gain                                                     60,589,641

=================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $58,994,902
                                                                                     ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS





                                                                      PERIOD ENDED
                                                                     JUNE 30, 2000(1)
-------------------------------------------------------------------------------------
 OPERATIONS
 Net investment loss                                                 $  (1,594,739)
-------------------------------------------------------------------------------------
 Net realized gain                                                       3,932,369
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                  56,657,272
                                                                     ----------------

 Net increase in net assets resulting from operations                   58,994,902

=====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net realized gain:
 Class A                                                                  (103,503)
 Class B                                                                   (73,371)
 Class C                                                                   (30,682)
 Class Y                                                                        (2)

=====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                               111,751,357
 Class B                                                                78,616,337
 Class C                                                                35,220,463
 Class Y                                                                        --

=====================================================================================
 NET ASSETS
 Total increase                                                        284,375,501
-------------------------------------------------------------------------------------
 Beginning of period                                                       103,000(2)
                                                                     ----------------
 End of period                                                        $284,478,501
                                                                     ================







1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Reflects the value of the Manager's initial seed money investment at June 29, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                    CLASS A                CLASS B
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
====================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.06)                  (.11)
 Net realized and unrealized gain                                      4.85                   4.81
                                                                     -------------------------------
 Total income from investment operations                               4.79                   4.70
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.77                 $14.68
                                                                     ===============================

====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.98%                 47.08%

====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                          $141,721                $99,060
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $ 75,295                $51,951
 Ratios to average net assets:(3)
 Net investment loss                                                  (0.82)%                (1.53)%
 Expenses                                                              1.50%                  2.21%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%




1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS Continued


                                                                    CLASS C                CLASS Y
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.10)                  (.04)
 Net realized and unrealized gain                                      4.80                   4.88
                                                                     --------------------------------
 Total income from investment operations                               4.70                   4.84
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.68                 $14.82
                                                                     ================================

=====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.08%                 48.48%

=====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                           $43,695                     $1
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $21,984                     $1
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                  (1.54)%                (0.37)%
 Expenses                                                              2.21%                  1.18%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%



1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale

NOTES TO FINANCIAL STATEMENTS Continued


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended June 30, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $22,409, a decrease in accumulated net investment loss of $1,594,739, and a decrease in accumulated net realized gain on investments of $1,572,330. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unreal-ized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                                          PERIOD ENDED JUNE 30, 2000(1)
                                                                        SHARES                   AMOUNT
--------------------------------------------------------------------------------------------------------

 CLASS A
 Sold                                                               11,029,007             $129,912,372
 Dividends and/or
 distributions reinvested                                                8,382                   98,911
 Redeemed                                                           (1,454,825)             (18,259,926)
                                                                ----------------------------------------
 Net increase                                                        9,582,564             $111,751,357
                                                                ========================================


--------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                                7,409,304             $ 87,079,411
 Dividends and/or
 distributions reinvested                                                5,719                   67,313
 Redeemed                                                             (666,918)              (8,530,387)
                                                                ----------------------------------------
 Net increase                                                        6,748,105             $ 78,616,337
                                                                ========================================

--------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                                3,277,979             $ 39,061,579
 Dividends and/or
 distributions reinvested                                                2,495                   29,373
 Redeemed                                                             (304,493)              (3,870,489)
                                                                ----------------------------------------
 Net increase                                                        2,975,981             $ 35,220,463
                                                                ========================================

--------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                                       --             $         --
 Dividends and/or
 distributions reinvested                                                   --                       --
 Redeemed                                                                   --                       --
                                                                ----------------------------------------
 Net increase                                                               --             $         --
                                                                ========================================




1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

 NOTES TO FINANCIAL STATEMENTS Continued

 ===============================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended June 30, 2000, were $391,238,958 and $168,218,452, respectively.

    As of June 30, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $227,674,275 was:

        Gross unrealized appreciation           $ 67,688,759
        Gross unrealized depreciation            (11,031,406)
                                                ------------
         Net unrealized appreciation            $ 56,657,353
                                                ============

 ===============================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended June 30, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.
 -------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
 -------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE        CLASS A  COMMISSIONS     COMMISSIONS      COMMISSIONS
                        FRONT-END      FRONT-END   ON CLASS A      ON CLASS B       ON CLASS C
                    SALES CHARGES  SALES CHARGES       SHARES          SHARES           SHARES
                       ON CLASS A    RETAINED BY  ADVANCED BY     ADVANCED BY      ADVANCED BY
 PERIOD ENDED              SHARES    DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)   DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------
 June 30, 2000         $1,326,477       $409,675     $107,654      $2,005,132         $218,672

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                  CLASS A                   CLASS B                   CLASS C
                      CONTINGENT DEFERRED       CONTINGENT DEFERRED       CONTINGENT DEFERRED
                            SALES CHARGES             SALES CHARGES             SALES CHARGES
 PERIOD ENDED     RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR
-------------------------------------------------------------------------------------------------
 June 30, 2000                        $--                   $65,916                    $9,376

   The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
 -------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended June 30, 2000, payments under the Class A plan totaled $193,207, all of which were paid by the Distributor to recipients, and included $16,523 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
 -------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

 The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

 The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the period ended June 30, 2000, were as follows:

                                                           DISTRIBUTOR'S     DISTRIBUTOR'S
                                                               AGGREGATE      UNREIMBURSED
                                                            UNREIMBURSED     EXPENSES AS %
                          TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES     OF NET ASSETS
                            UNDER PLAN     BY DISTRIBUTOR     UNDER PLAN          OF CLASS
-------------------------------------------------------------------------------------------
 Class B Plan                   $471,651         $423,540     $2,103,698              2.12%
 Class C Plan                    199,517          129,180        320,041              0.73

NOTES TO FINANCIAL STATEMENTS Continued

 ===============================================================================
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

   Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

 As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:


                             EXPIRATION     CONTRACT AMOUNT     VALUATION AS OF      UNREALIZED
 CONTRACT DESCRIPTION              DATE              (000s)       JUNE 30, 2000    DEPRECIATION
 -----------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Canadian Dollar (CAD)           7/4/00              60 CAD             $40,600              $9


 ===============================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES

 As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000, was $325,549, which represents 0.11% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                       VALUATION
                                                                                  PER UNIT AS OF
 SECURITY                                   ACQUISITION DATE   COST PER UNIT       JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------
 STOCKS
 Integral Systems, Inc.                              2/15/00          $31.00              $13.02

 ===============================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

   The Fund had no borrowings outstanding during the period ended June 30, 2000.

 ===============================================================================
 8. SUBSEQUENT EVENT
 William A. Baker and Ned M. Steel have resigned as Trustees of Main Street(R) Small Cap Fund, effective July 1, 2000.

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
-----------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
---------------------------------------------------------------------------
International Long-Term Credit Ratings

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                   Appendix B

                           Industry Classifications

Aerospace/Defense                        Food and Drug Retailers
Air Transportation                       Gas Utilities
Asset-Backed                             Health Care/Drugs
Auto Parts and Equipment                 Health Care/Supplies & Services
Automotive                               Homebuilders/Real Estate
Bank Holding Companies                   Hotel/Gaming
Banks                                    Industrial Services
Beverages                                Information Technology
Broadcasting                             Insurance
Broker-Dealers                           Leasing & Factoring
Building Materials                       Leisure
Cable Television                         Manufacturing
Chemicals                                Metals/Mining
Commercial Finance                       Nondurable Household Goods
Communication Equipment                  Office Equipment
Computer Hardware                        Oil - Domestic
Computer Software                        Oil - International
Conglomerates                            Paper
Consumer Finance                         Photography
Consumer Services                        Publishing
Containers                               Railroads & Truckers
Convenience Stores                       Restaurants
Department Stores                        Savings & Loans
Diversified Financial                    Shipping
Diversified Media                        Special Purpose Financial
Drug Wholesalers                         Specialty Printing
Durable Household Goods                  Specialty Retailing
Education                                Steel
Electric Utilities                       Telecommunications - Long Distance
Electrical Equipment                     Telephone - Utility
Electronics                              Textile, Apparel & Home Furnishings
Energy Services                          Tobacco
Entertainment/Film                       Trucks and Parts
Environmental                            Wireless Services
Food

                                   Appendix C

               OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, (2) non-qualified deferred compensation plans, (3) employee benefit plans3
(4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
           SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").
Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------

1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.

2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."4 This waiver provision applies to: |_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases by a Retirement Plan (other than an IRA or 403(b)(7) custodial plan) that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible employees or total plan assets of
              $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_| Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:

(1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").

(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
|_| Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases): |_| The Manager or its affiliates.
|_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases): |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares   purchased   by  the   reinvestment   of   dividends  or  other
         distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

|_| Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.

|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_| Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than
         12% of the account value annually measured at the time the Plan is established, adjusted annually.
|_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
         To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.5
(5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6)  To meet the minimum distribution requirements of the Internal Revenue Code.

(7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

(8)   For loans to participants or beneficiaries.
(9)   Separation from service.6
         (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.


A. Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: |_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and
         Policies," in the applicable Prospectus.
|_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.


      The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:


|_| Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.7
(5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6)  To meet the minimum distribution requirements of the Internal Revenue Code.

(7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

(8)   For loans to participants or beneficiaries.8
(9)   On account of the participant's separation from service.9
(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions for a participant's account under an Automatic Withdrawal Plan after the participant reaches 59 1/2 , as long as the aggregate value of the distributions does not exceed 10% of the account's value annually measured at the time the plan is established, adjusted annually.
(14) Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.
(15) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      |_|Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
      |_|Redemptions  of Class B shares  or  Class C shares  under an  Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.


The contingent deferred sales charge is also waived on Class B, Class C and Class N shares sold or issued in the following cases: |_| Shares sold to the Manager or its affiliates.

|_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party.


IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest For Value Funds


The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc.         Oppenheimer  Quest  Small Cap Value
                                      Fund
Oppenheimer Quest Balanced Value Fund      Oppenheimer Quest Global Value Fund
Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

Quest for  Value  U.S.  Government  Income Quest for Value New York  Tax-Exempt
Fund                                       Fund
Quest for Value Investment  Quality Income Quest for Value National  Tax-Exempt
Fund                                       Fund
Quest for Value Global Income Fund         Quest    for    Value     California
                                           Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund
         that was one of the Former Quest for Value Funds, or |_| purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

Number of                                Initial       Sales
-------------------- Initial Sales       Charge              Commission
Eligible Employees   Charge as a % of    as a % of Net       as % of
or Members           Offering Price      Amount Invested     Offering Price

-------------------------------------------------------------------------------
9 or Fewer            2.50%              2.56%                2.00%
--------------------------------------------------------------------------------

At least 10 but      2.00%               2.04%               1.60%
not more than 49

--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
|_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
|_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

|_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

|_| redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);

|_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the account value of the account value annually measured at the time the plan is established, adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

o     Oppenheimer U. S. Government Trust,
o     Oppenheimer Bond Fund,
o     Oppenheimer Disciplined Value Fund and
o     Oppenheimer Disciplined Allocation Fund
are  modified  as  described  below  for  those  Fund   shareholders   who  were
shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account           Connecticut   Mutual   Total  Return
                                     Account
Connecticut  Mutual  Government  Securities CMIA LifeSpan  Capital  Appreciation
Account                                     Account
Connecticut Mutual Income Account           CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account           CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former Connecticut
           Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former  Connecticut  Mutual Funds totaled  $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;

(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;

(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;

(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

(1)   by the estate of a deceased shareholder;

(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;

(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.


Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible

Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_| registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services


--------
1. No commission will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

2 Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund or Panorama Series Fund, Inc. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P. Messrs. Armstrong and Cameron are not Trustees, Directors or Managing General Partners of any of the Centennial Funds, Oppenheimer Cash Reserves, Oppenheimer Champion Income Fund or Oppenheimer Main Street Funds, Inc. Mr. Cameron is not a Trustee or Director of Oppenheimer High Yield Fund, Oppenheimer Integrity Funds,
Oppenheimer Limited-Term Government Fund, Oppenheimer Municipal Fund, Oppenheimer Strategic Income Fund or Panorama Series Fund, Inc.

3 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 4 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
5 This provision does not apply to IRAs.

6 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

7 This provision does not apply to IRAs.
8 This provision does not apply to loans from 403(b)(7) custodial plans. 9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Main(R) Street Small Cap Fund


Internet Web Site:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

890
PX0847.1200

                     OPPENHEIMER MAIN STREET SMALL CAP FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits


(a) Amended and Restated Declaration of Trust dated June 22, 1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.


(b) Amended By-Laws dated October 24, 2000: Filed herewith Registrant's Post-Effective Amendment No. 2, 10/27/00, and incorporated by reference.


(c) (i) Specimen Class A Share Certificate: Filed with initial registration statement, 5/12/99, and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Filed with initial registration statement, 5/12/99, and incorporated herein by reference.

     (iii) Specimen Class C Share Certificate: Filed with initial registration statement, 5/12/99, and incorporated herein by reference.

     (iv)  Specimen  Class  N  Shares   Certificate:   Filed  with  Registrant's
Post-Effective Amendment No. 3, 11/9/00, and incorporated herein by reference.

     (v) Specimen Class Y Share Certificate: Filed with initial registration statement, 5/12/99, and incorporated herein by reference.

(d) Investment Advisory Agreement dated June 22, 1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

(e) General Distributor's Agreement dated June 22, 1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.


     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

     (iii)  Form of Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

     (iv)  Form of  Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

(f) Form of Deferred  Compensation  Plan for  Disinterested  Trustees/Directors:
Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.


(g) Custody Agreement dated June 22, 1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.


(h)   Not applicable.


(i) Opinion and Consent of Counsel dated June 30, 1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.


(k)   Not applicable.


(l)  Investment  Letter  dated  June 22,  1999 from  OppenheimerFunds,  Inc.  to
Registrant: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

(m) (i) Service Plan and Agreement for Class A shares dated June 22, 1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.


     (ii) Distribution and Service Plan and Agreement for Class B shares dated June 22,

1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

     (iii) Distribution and Service Plan and Agreement for Class C shares dated June 22,

1999: Filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.


     (iv) Distribution and Service Plan and Agreement for Class N Shares: Filed with Registrant's Post-Effective Amendment No. 3, 11/9/00, and incorporated herein by reference.

     (n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/22/00: Previously filed with Post-Effective Amendment No. 62 to the
Registration Statement of Oppenheimer Money Market Fund, Inc. (Reg. No. 2-49887), 11/22/00, and incorporated herein by reference.

(o) (i) Powers of Attorney for all Trustees/Directors (except Messrs. William L. Armstrong and F. William Marshall, Jr.) and Officers (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No. 333-40186), 8/28/00, and incorporated herein by reference.

     (ii) Powers of Attorney for Messrs. William L. Armstrong and F. William Marshall, Jr.: Filed herewith.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously Filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 08/21/00, and incorporated herein by reference.


Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position           Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years

Amy Adamshick,

Vice President                      Scudder Kemper Investments (July 1998 - May 2000)


Charles E. Albers,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since
                                    April 1998); a Chartered Financial Analyst.

Edward Amberger,
Assistant Vice President            None.

Janette Aprilante,
Assistant Vice President            None.

Victor Babin,
Senior Vice President               None.

Bruce L. Bartlett,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

George Batejan,
Executive Vice President/
Chief Information Officer           Formerly Senior Vice President (until May 1998).


Kevin Baum,
Assistant Vice President            None.


Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President                      None.

Mark Binning
Assistant Vice President            None.

Robert J. Bishop,
Vice                                President  Vice  President  of  Mutual  Fund
                                    Accounting (since May 1996); an officer of other Oppenheimer funds.

John R. Blomfield,
Vice President                      None.

Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.

Jeffrey Burns,
Vice                                President, Assistant Counsel Stradley, Ronen
                                    Stevens    and    Young,    LLP    (February
                                    1998-September 1999).

Bruce Burroughs,
Vice President

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,  Assistant  Vice  President of Rochester  Fund
                                    Services, Inc.

Michael A. Carbuto,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer  funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.

John Cardillo,
Assistant Vice President            None.

Elisa Chrysanthis
Assistant Vice President            None.

H.C. Digby Clements,
Vice President: Rochester Division  None.

O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                Chairman  of the Board and a director  (since June 1999)
                                    and Senior  Managing  Director  (since December 1998) of
                                    HarbourView  Asset  Management  Corporation;  a director
                                    (since  March  2000) of OFI Private  Investments,  Inc.;
                                    Trustee  (1993) of Awhtolia  College - Greece;  formerly
                                    Chief Executive  Officer of HarbourView Asset Management
                                    Corporation (December 1998 - June 1999).

John Davis
Assistant Vice President            EAB Financial (April 1998-February 1999).

Robert A. Densen,
Senior Vice President               None.

Ruggero de'Rossi
Vice President                      Formerly, Chief Strategist at ING Barings (July
                                    1998 - March 2000).

Sheri Devereux,
Vice President                      None.

Max Dietshe
Vice President                      Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President            None.


Steven Dombrower
Vice President


John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive Vice President  (since  September  1993) and a
                                    director  (since  January  1992)  of  the   Distributor;
                                    Executive  Vice   President,   General   Counsel  (since
                                    September  1995) and a director  (since  August 1994) of
                                    HarbourView  Asset Management  Corporation,  Shareholder
                                    Services,  Inc.,  Shareholder  Financial Services,  Inc.
                                    and  Oppenheimer  Partnership  Holdings,  Inc.,  of  OFI
                                    Private  Investments,  Inc.  (since March 2000),  and of
                                    PIMCO Trust  Company  (since May 2000);  President and a
                                    director  of  Centennial  Asset  Management  Corporation
                                    (since  September  1995) and of  Oppenheimer  Real Asset
                                    Management,  Inc. (since July 1996);  Vice President and
                                    a director (since  September  1997) of  OppenheimerFunds
                                    International  Ltd.  and  Oppenheimer  Millennium  Funds
                                    plc; a director  (since April 2000) of  OppenheimerFunds
                                    Legacy Program,  a charitable trust program  established
                                    by the  Manager;  General  Counsel  (since May 1996) and
                                    Secretary (since April 1997) of Oppenheimer  Acquisition
                                    Corp.; an officer of other Oppenheimer funds.

Bruce Dunbar,
Vice President                      None.


John Eiler
Vice President                      None.


Daniel Engstrom,
Assistant Vice President            None.

Armond Erpf
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward N. Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Leslie A. Falconio,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).

Scott Farrar,
Vice                                President Assistant Treasurer of Oppenheimer
                                    Millennium  Funds plc (since  October 1997);
                                    an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                       Vice   President  and  Secretary  of  the   Distributor;
                                    Secretary  and Director of Centennial  Asset  Management
                                    Corporation;    Vice    President   and   Secretary   of
                                    Oppenheimer Real Asset  Management,  Inc.;  Secretary of
                                    HarbourView  Asset Management  Corporation,  Oppenheimer
                                    Partnership   Holdings,   Inc.,   Shareholder  Financial
                                    Services, Inc. and Shareholder Services, Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio   manager  of
                                    certain  Oppenheimer  funds;   presently  he  holds  the
                                    following other positions:  Director (since 1995) of ICI
                                    Mutual Insurance  Company;  Governor (since 1994) of St.
                                    John's  College;  Director  (since  1994 -  present)  of
                                    International  Museum of  Photography  at George Eastman
                                    House..

David Foxhoven,
Assistant Vice President            Formerly Manager,  Banking  Operations  Department (July
                                    1996 - November 1998).

Colleen Franca,
Assistant Vice President            None.

Crystal French
Vice President                      None.

Dan Gangemi,
Vice President                      None.

Subrata Ghose
Assistant Vice President            Formerly,  Equity Analyst at Fidelity  Investments (1995
                                    - March 2000).

Charles Gilbert,
Assistant Vice President            None.

Alan Gilston,
Vice President                      None.

Jill Glazerman,
Vice President                      None.

Paul Goldenberg,

Vice President                      Formerly,  President of Advantageware  (September 1992 -
                                    September 1999).


Mikhail Goldverg
Assistant Vice President            None.

Laura Granger,

Vice President                      Formerly,  Portfolio  Manager at Fortis  Advisors  (July
                                    1998-October 2000).


Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director                            Chief  Financial  Officer,  Treasurer  and  director  of
                                    Oppenheimer  Acquisition Corp.; Executive Vice President
                                    of HarbourView Asset Management Corporation;  President.
                                    Chief  Executive  Officer  and  director  of PIMCO Trust
                                    Company;  director of  OppenheimerFunds,  Legacy Program
                                    (charitable  trust  program);   Vice  President  of  OFI
                                    Private  Investments,  Inc.  and a Member  and Fellow of
                                    the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President               None.

Robert Guy,
Senior Vice President               None.

Robert Haley,
Assistant Vice President            None.

Kelly Haney,

Assistant Vice President            None.


Thomas B. Hayes,
Vice President                      None.


Dennis Hess,
Assistant Vice President            None.


Dorothy Hirshman,
Assistant Vice President            None

Merryl Hoffman,
Vice President and
Senior Counsel                      None

Merrell Hora,
Assistant Vice President            None.

Scott T. Huebl,
Vice President                      None.


Margaret Hui
Assistant                           Vice  President  Formerly  Vice  President -
                                    Syndications   of  Sanwa   Bank   California
                                    (January 1998 - September 1999).


James Hyland,
Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).

David Hyun,
Vice                                President    Formerly   portfolio   manager,
                                    technology analyst and research associate at
                                    Fred Alger  Management,  Inc. (August 1993 -
                                    June 2000).

Steve Ilnitzki,
Senior Vice President               Formerly  Vice   President  of  Product   Management  at
                                    Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President                      None.

William Jaume,
Vice President                      Senior Vice President  (since April 2000) of HarbourView
                                    Asset Management Corporation.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President            None.

Deborah Kaback,
Vice President and
Senior Counsel                      Senior Vice President and Deputy General Counsel of
                                    Oppenheimer Capital (April 1989-November 1999).

Lewis Kamman
Vice President                      Senior    Consultant    for   Bell   Atlantic    Network
                                    Integration, Inc. (June 1997-December 1998).

Jennifer Kane
Assistant Vice President            None.

Lynn Oberist Keeshan
Senior                              Vice President  Formerly  (until March 1999)
                                    Vice  President,  Business  Development  and
                                    Treasury at Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.

Walter Konops,
Assistant Vice President            None.

Avram Kornberg,
Senior Vice President               None.

Jimmy Kourkoulakos,
Assistant Vice President.           None.

John Kowalik,
Senior Vice President An officer and/or portfolio manager for certain OppenheimerFunds.

Joseph Krist,
Assistant Vice President            None.

Christopher Leavy
Senior                              Vice  President Vice President and Portfolio
                                    Manager   at   Morgan   Stanley   Investment
                                    Management   (1997-September  2000)  and  an
                                    Analyst  and  Portfolio  Manager  at Crestar
                                    Asset Management (1995-1997).

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                     None.

Malissa Lischin
Assistant Vice President            Formerly   Associate  Manager,   Investment   Management
                                    Analyst at Prudential (1996 - March 2000).

David Mabry,
Vice President                      None.

Bridget Macaskill,
Chairman, Chief Executive Officer
and Director                        President,   Chief  Executive  Officer  and  a  director
                                    (since March 2000) of OFI Private Investments,  Inc., an
                                    investment adviser  subsidiary of the Manager;  Chairman
                                    and a director  of  Shareholder  Services,  Inc.  (since
                                    August 1994) and Shareholder  Financial  Services,  Inc.
                                    (since September 1995),  transfer agent  subsidiaries of
                                    the  Manager;  President  (since  September  1995) and a
                                    director    (since    October   1990)   of   Oppenheimer
                                    Acquisition   Corp.,   the  Manager's   parent   holding
                                    company;   President   (since   September  1995)  and  a
                                    director    (since   November   1989)   of   Oppenheimer
                                    Partnership   Holdings,    Inc.,   a   holding   company
                                    subsidiary  of the  Manager;  President  and a  director
                                    (since October 1997) of  OppenheimerFunds  International
                                    Ltd.,  an offshore  fund  management  subsidiary  of the
                                    Manager  and of  Oppenheimer  Millennium  Funds  plc;  a
                                    director of  HarbourView  Asset  Management  Corporation
                                    (since  July  1991)  and  of   Oppenheimer   Real  Asset
                                    Management,  Inc. (since July 1996),  investment adviser
                                    subsidiaries  of the  Manager;  a director  (since April
                                    2000) of  OppenheimerFunds  Legacy Program, a charitable
                                    trust program  established by the Manager; a director of
                                    Prudential  Corporation  plc (a U.K.  financial  service
                                    company);  President and a trustee of other  Oppenheimer
                                    funds;  formerly  President of the Manager  (June 1991 -
                                    August 2000).

Steve Macchia,
Vice President                      None.

Marianne Manzolillo,

Assistant                           Vice President Formerly,  Vice President for
                                    DLJ High Yield Research Department (February
                                    1993 - July 2000).

Luann Mascia,
Vice President                      None.


Philip T. Masterson,
Vice President                      None.

Loretta McCarthy,
Executive Vice President            None.

Lisa Migan,
Assistant Vice President            None.

Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).

Joy Milan
Assistant Vice President            None.

Denis R. Molleur,
Vice President and
Senior Counsel                      None.

Nikolaos Monoyios,
Vice President A Vice President and/or portfolio manager of certain Oppenheimer funds.

John Murphy,
President, Chief Operating
Officer                             and   Director   President   of   MassMutual
                                    Institutional Funds and the MML Series Funds
                                    until September 2000.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Gina M. Palmieri,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    June 1999).

Frank Pavlak,
Vice President                      Formerly.    Branch   Chief   of   Investment    Company
                                    Examinations at U.S.  Securities and Exchange Commission
                                    (January 1981 - December 1998).

James Phillips
Assistant Vice President            None.

David Pellegrino
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President            None.


Heather Rabinowitz,
Assistant Vice President            None.


Julie Radtke,
Vice President                      None.

Thomas Reedy,
Vice                                President Vice President  (since April 1999)
                                    of HarbourView Asset Management Corporation;
                                    an  officer  and/or  portfolio   manager  of
                                    certain Oppenheimer funds.

John Reinhardt,
Vice President: Rochester Division  None

David Robertson,

Senior                              Vice President  Formerly,  Director of Sales
                                    and   Marketing   for  Schroder   Investment
                                    Management  of North  America  (March 1998 -
                                    March 2000).


Jeffrey Rosen,
Vice President                      None.

Marci Rossell,
Vice President and                  Corporate Economist     Economist  with Federal  Reserve
                                    Bank of Dallas (April 1996 - March 1999).

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive                           Vice President President and director of the
                                    Distributor;  Vice  President  (since  March
                                    2000) of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President            President and director of  Shareholder  Services,  Inc.;
                                    formerly   Chief   Operations   Officer   for   American
                                    International Group (August 1997-September 1999).

Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.

Kenneth Schlupp
Assistant Vice President            Assistant  Vice  President  (since  March  2000)  of OFI
                            Private Investments, Inc.

Jeff Schneider,
Vice President                      Formerly (until May 1999) Director,  Personal  Decisions
                                    International.

Ellen Schoenfeld,
Vice President                      None.


Brooke Schulte,
Assistant Vice President            None.


Allan Sedmak
Assistant Vice President            None.

Jennifer Sexton,
Vice President                      None.

Martha Shapiro,
Assistant Vice President            None.

Connie Song,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Keith Spencer,
Vice President                      None.

Cathleen Stahl,
Vice President                      Assistant  Vice President & Manager of Women & Investing
                                    Program

Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President  (since  1995)  of  Rochester
                             Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jayne Stevlingson,
Vice President                      None.

Gregg Stitt,
Assistant Vice President            None.

John Stoma,
Senior Vice President               None.

Deborah Sullivan,
Assistant Vice President,

Assistant Counsel                   Formerly,  Associate  General Counsel,  Chief Compliance
                                    Officer,  Corporate  Secretary  and  Vice  President  of
                                    Winmill & Co. Inc.  (formerly Bull & Bear Group,  Inc.),
                                    CEF  Advisers,  Inc.  (formerly  Bull &  Bear  Advisers,
                                    Inc.),   Investor   Service   Center,   Inc.  and  Midas
                                    Management Corporation (November 1997 - March 2000).


Kevin Surrett,
Assistant Vice President            Assistant Vice President of Product Development
                                    At Evergreen Investor Services, Inc. (June 1995 -
                                    May 1999).


Michael Sussman,
Assistant Vice President            None.


James C. Swain,
Vice                                Chairman  of the  Board  Chairman,  CEO  and
                                    Trustee, Director or Managing Partner of the
                                    Denver-based  Oppenheimer  Funds;  formerly,
                                    President and Director of  Centennial  Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President: Rochester Division  None.


James Taylor,
Assistant Vice President            None.


Paul Temple,
Vice President                      Formerly   (until   May  2000)   Director   of   Product
                                    Development at Prudential.

Angela Uttaro,
Assistant Vice President            None.

Mark Vandehey,
Vice President                      None.

Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.

Phillip Vottiero,
Vice President                      Chief  Financial  officer for the Sovlink  Group  (April
                                    1996 - June 1999).

Sloan Walker
Vice President

Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Senior Investment Officer, Director of Fixed Income.

Barry Weiss,

Assistant Vice President            Fitch IBCA (1996 - January 2000)


Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Catherine White,

Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President  with Gruntal & Co. LLC (September
                                    1998 - October 2000); member of the American
                                    Society of Pension  Actuaries  (ASPA)  since
                                    1995.


William L. Wilby,
Senior                              Vice President  Senior  Investment  Officer,
                                    Director of International  Equities;  Senior
                                    Vice   President   of   HarbourView    Asset
                                    Management Corporation.

Donna Winn,
Senior Vice President               Vice  President   (since  March  2000)  of  OFI  Private
                                Investments, Inc.


Philip Witkower,
Senior Vice President   Formerly  Vice  President  of  Prudential   Investments  (1993  -
                                    November 2000)


Brian W. Wixted,
Senior Vice President and
Treasurer               Treasurer  (since  March 1999) of  HarbourView  Asset  Management
                                    Corporation,      Shareholder     Services,     Inc.,
                                    Oppenheimer   Real  Asset   Management   Corporation,
                                    Shareholder    Financial    Services,     Inc.    and
                                    Oppenheimer   Partnership  Holdings,   Inc.,  of  OFI
                                    Private  Investments,  Inc. (since March 2000) and of
                                    OppenheimerFunds  International  Ltd. and Oppenheimer
                                    Millennium  Funds plc  (since  May  2000);  Treasurer
                                    and  Chief  Financial  Officer  (since  May  2000) of
                                    PIMCO  Trust  Company;   Assistant  Treasurer  (since
                                    March 1999) of Oppenheimer  Acquisition  Corp. and of
                                    Centennial Asset Management  Corporation;  an officer
                                    of other Oppenheimer  funds;  formerly  Principal and
                                    Chief  Operating  Officer,  Bankers  Trust  Company -
                                    Mutual  Fund  Services  Division  (March 1995 - March
                                    1999).

Carol Wolf,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; serves on the Board of Chinese Children Adoption
                                    International Parents Council, Supporters of
                                    Children,  and the Advisory  Board of Denver
                                    Children's Hospital Oncology Department.

Kurt Wolfgruber
Senior Vice President               Senior   Investment   Officer,   Director   of  Domestic
                                    Equities;   member  of  the  Investment  Product  Review
                                    Committee  and the  Executive  Committee of  HarbourView
                                    Asset  Management  Corporation;  formerly  (until  April
                                    2000) a Managing  Director and Portfolio Manager at J.P.
                                    Morgan Investment Management, Inc.

Caleb Wong,
Vice President                      An   officer   and/or   portfolio   manager  of  certain
                                    Oppenheimer funds (since June 1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant  Secretary  of  Shareholder   Services,   Inc.
                                    (since May 1985),  Shareholder Financial Services,  Inc.
                                    (since  November 1989),  OppenheimerFunds  International
                                    Ltd.  and  Oppenheimer   Millennium   Funds  plc  (since
                                    October 1997); an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Neal Zamore,
Vice President                      Director  e-Commerce;  formerly  (until  May 2000)  Vice
                                    President at GE Capital.

Mark Zavanelli,
Assistant Vice President            None.

Arthur J. Zimmer,
Senior                              Vice President  Senior Vice President (since
                                    April 1999) of HarbourView  Asset Management
                                    Corporation;  Vice  President of  Centennial
                                    Asset  Management  Corporation;  an  officer
                                    and/or   portfolio    manager   of   certain
                                    Oppenheimer funds.

Susan Zimmerman,
Vice President                      None.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

            New York-based Oppenheimer Funds


            Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Capital Preservation Fund Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Trinity Core Fund
            Oppenheimer Trinity Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund


            Quest/Rochester Funds

            Limited Term New York Municipal Fund
            Oppenheimer Convertible Securities Fund
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest Global Value Fund, Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals

            Denver-based Oppenheimer Funds

            Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.


The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.


Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

Name & Principal                 Positions & Offices        Positions & Offices
Business Address                 with Underwriter           with Registrant

Jason Bach                       Vice President             None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2)            Vice President             None

Peter Beebe                      Vice President             None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship           Vice President             None
17011 Woodbank
Spring, TX  77379

Kevin Brosmith                   Senior Vice President      None.
856 West Fullerton
Chicago, IL  60614

Susan Burton(2)                  Vice President             None

Robert Coli                      Vice President             None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                 Vice President             None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2)                    Vice President             None

Stephen Demetrovits(2)           Vice President             None

Christopher DeSimone             Vice President             None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson                  Vice President             None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro                   Vice President             None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser                Vice President             None


Andrew John Donohue(2)           Executive Vice             Secretary

                             President and Director

G. Patrick Dougherty (2)         Vice President             None

Cliff Dunteman                   Vice President             None
940 Wedgewood Drive
Crystal Lake, IL 60014

Wendy H. Ehrlich                 Vice President             None
4 Craig Street
Jericho, NY 11753

Kent Elwell                      Vice President             None
35 Crown Terrace
Yardley, PA  19067

George Fahey                     Vice President             None
9 Townview Ct.
Flemington, NJ 08822

Eric Fallon                      Vice President             None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)             Vice President and         None
                                 Corporate Secretary

Mark Ferro                       Vice President             None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)            Vice President             None

Brian Flahive                    Assistant Vice President   None

John ("J") Fortuna(2)            Vice President             None

Ronald R. Foster                 Senior Vice President      None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1)               Assistant Vice President   None

Luiggino Galleto                 Vice President             None
10302 Riesling Court
Charlotte, NC 28277

Michelle Gans                    Vice President             None
18771 The Pines
Eden Prairie, MN 55347

L. Daniel Garrity                Vice President             None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti                  Vice President             None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant(2)                   Senior Vice President/     None
                             National Sales Manager

Michael Guman                    Vice President             None
3913 Pleasent Avenue
Allentown, PA 18103


Tonya Hammet                     Assistant Vice President   None


Webb Heidinger                   Vice President             None
90 Gates Street
Portsmouth, NH 03801

Phillip Hemery                   Vice President             None
184 Park Avenue
Rochester, NY 14607

Edward Hrybenko (2)              Vice President             None


Brian Husch(2)                   Vice President             None


Richard L. Hymes(2)              Assistant Vice President   None

Byron Ingram(1)                  Assistant Vice President   None

Kathleen T. Ives(1)              Vice President             None

Eric K. Johnson                  Vice President             None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson                  Vice President             None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                     Vice President             None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

John Kavanaugh                   Vice President             None
2 Cervantes Blvd., Apt. #301
San Francisco, CA 94123


Brian G. Kelly                   Vice President             None
60 Larkspur Road

Fairfield, CT  06430

Michael Keogh(2)                 Vice President             None

Lisa Klassen(1)                  Assistant Vice President   None

Richard Klein                    Senior Vice President      None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent Krantz                     Vice President             None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane                        Vice President             None
5286 Timber Bend Drive
Brighton, MI  48116

Dawn Lind                        Vice President             None
21 Meadow Lane
Rockville Centre, NY 11570

James Loehle                     Vice President             None
30 Wesley Hill Lane
Warwick, NY 10990

John Lynch (2)                   Vice President             None

Michael Magee(2)                 Vice President             None

Steve Manns                      Vice President             None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                      Vice President             None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)                  Assistant Vice President   None

Theresa-Marie Maynier            Vice President             None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello              Vice President             None
704 Beaver Road
Leetsdale, PA 15056

John McDonough                   Vice President             None
3812 Leland Street
Chevy Chase, MD  20815

Kent McGowan                     Vice President             None
18424 12th Avenue West
Lynnwood, WA 98037

Laura Mulhall(2)                 Senior Vice President      None

Charles Murray                   Vice President             None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                     Vice President             None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura            Vice President             None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay                      Vice President             None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2)                  Vice President             None

Chad V. Noel                     Vice President             None
2408 Eagleridge Drive
Henderson, NV  89014

Raymond Olson(1)                 Assistant Vice President   None
                                 & Treasurer

Alan Panzer                      Assistant Vice President   None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski                 Vice President             None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                    Vice President             None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes                     Vice President             None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit                Vice President             None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti(2)                 Vice President             None

Steve Puckett                    Vice President             None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                  Senior Vice President      None


Christopher Quinson              Vice President             None


Minnie Ra                        Vice President             None
100 Dolores Street, #203
Carmel, CA 93923

Dustin Raring                    Vice President             None
184 South Ulster
Denver, CO 80220

Michael Raso                     Vice President             None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler               Vice President             None
677 Middlesex Road
Grosse Pointe Park, MI 48230


Michelle Simone Richter(2)       Assistant Vice President   None


Ruxandra Risko(2)                Vice President             None

David Robertson(2)               Senior Vice President,     None
                                 Director of Variable
                                 Accounts

Kenneth Rosenson                 Vice President             None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2)                    President & Director       None

William Rylander (2)             Vice President             None

Alfredo Scalzo                   Vice President             None
9616 Lale Chase Island Way
Tampa, FL  33626

Michael Sciortino                Vice President             None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                       Vice President             None
862 McNeill Circle
Woodland, CA  95695

Kristen Sims (2)                 Vice President             None

Douglas Smith                    Vice President             None
808 South 194th Street
Seattle,WA 98148

David Sturgis                    Vice President             None
81 Surrey Lane
Boxford, MA 01921

Brian Summe                      Vice President             None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)               Vice President             None

Andrew Sweeny                    Vice President             None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney                   Senior Vice President      None
5 Smokehouse Lane
Hummelstown, PA  17036

Scott McGregor Tatum             Vice President             None
704 Inwood
Southlake, TX  76092

Martin Telles(2)                 Senior Vice President      None

David G. Thomas                  Vice President             None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)                Assistant Vice President   None

Mark Vandehey(1)                 Vice President             None

Brian Villec (2)                 Vice President             None

Andrea Walsh(1)                  Vice President             None

Suzanne Walters(1)               Assistant Vice President   None

Michael Weigner                  Vice President             None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                       Vice President             None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams                Vice President             None
6930 East Ranch Road
Cave Creek, AZ  85331


Philip Witkower                  Senior Vice President      None


Cary Wozniak                     Vice President             None
18808 Bravata Court
San Diego, CA 92128

Gregor Yuska(2)                  Vice President             None

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623


(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 6th day of December, 2000.


                              OPPENHEIMER MAIN STREET SMALL CAP FUND

                              By:  /s/ James C. Swain*
                              -----------------------------------
                              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ James C. Swain*          Chairman of the Board,

-----------------------      Chief Executive Officer     December 6, 2000
James C. Swain               and Trustee


/s/ Bridget A. Macaskill*

--------------------------   President and Trustee       December 6, 2000
Bridget A. Macaskill

/s/ Brian W. Wixted*         Treasurer and Principal     December 6, 2000
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ William L. Armstrong*    Trustee                     December 6, 2000

-------------------------------
William L. Armstrong


/s/ Robert G. Avis*          Trustee                     December 6, 2000

----------------------
Robert G. Avis


/s/ George Bowen*            Trustee                     December 6, 2000

----------------------
George Bowen


/s/ Edward Cameron*          Trustee                     December 6, 2000

------------------------
Edward Cameron


/s/ Jon S. Fossel*           Trustee                     December 6, 2000

--------------------
Jon S. Fossel


/s/ Sam Freedman*            Trustee                     December 6, 2000

----------------------
Sam Freedman


/s/ Raymond J. Kalinowski*   Trustee                     December 6, 2000

---------------------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*          Trustee                     December 6, 2000

------------------------
C. Howard Kast


/s/ Robert M. Kirchner*      Trustee                     December 6, 2000

-----------------------
Robert M. Kirchner


/s/ F. William Marshall, Jr.*     Trustee                December 6, 2000
-----------------------------
F. William Marshall, Jr.


*By: /s/ Robert G. Zack
---------------------------------
Robert G. Zack, Attorney-in-Fact


                     OPPENHEIMER MAIN STREET SMALL CAP FUND


                      Registration Statement No. 333-78269


                                  EXHIBIT INDEX


Exhibit No.       Description


23(j)             Independent Auditors' Consent

23(o)             Powers of Attorney by Messrs. Armstrong and Marshall